American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
November 30, 2024

Avantis Responsible International Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 7.2%
Accent Group Ltd.(1)	14,551	23,482
Acrow Ltd.	21,083	14,875
Adairs Ltd.	3,245	5,645
Aeris Resources Ltd.(1)(2)	6,971	823
ALS Ltd.	3,616	36,890
Amotiv Ltd.(1)	2,629	17,915
AMP Ltd.(1)	90,309	92,146
Ansell Ltd.	1,187	25,752
ANZ Group Holdings Ltd.	25,641	522,599
ARB Corp. Ltd.	1,745	48,497
ASX Ltd.(1)	1,075	46,417
Atlas Arteria Ltd.	14,553	45,675
Aurizon Holdings Ltd.	58,461	129,152
Australian Clinical Labs Ltd.	2,983	6,757
Australian Ethical Investment Ltd.	1,527	5,036
Australian Finance Group Ltd.	4,003	4,012
Baby Bunting Group Ltd.	2,286	2,637
Bank of Queensland Ltd.	12,309	55,500
Bapcor Ltd.(1)	6,581	19,418
Bega Cheese Ltd.	6,100	21,083
Bendigo & Adelaide Bank Ltd.	14,319	125,641
Brambles Ltd.	31,114	387,381
Bravura Solutions Ltd.(2)	7,594	7,651
Breville Group Ltd.(1)	2,013	44,267
CAR Group Ltd.	2,852	77,515
Cedar Woods Properties Ltd.	837	3,127
Cettire Ltd.(2)	6,127	4,838
Challenger Ltd.	11,683	47,589
Champion Iron Ltd.	8,962	33,693
Cleanaway Waste Management Ltd.	11,990	22,579
Cochlear Ltd.	430	85,621
Codan Ltd.	756	7,742
Coles Group Ltd.	17,627	214,072
Commonwealth Bank of Australia	10,174	1,056,205
Computershare Ltd.	2,976	62,006
Credit Corp. Group Ltd.(1)	2,072	24,095
CSL Ltd.	1,241	228,793
Data#3 Ltd.	2,840	14,471
Deterra Royalties Ltd.	6,813	16,731
Domino's Pizza Enterprises Ltd.	364	7,766
Eagers Automotive Ltd.	3,646	26,910
Elders Ltd.	4,044	20,624
Emeco Holdings Ltd.(2)	13,214	7,589
Emerald Resources NL(2)	24,990	59,339
Endeavour Group Ltd.	36,715	104,931
Evolution Mining Ltd.	57,152	189,244
EVT Ltd.(1)	4,813	36,031
Firefinch Ltd.(2)	1,565	10
FleetPartners Group Ltd.(2)	6,946	14,385

Flight Centre Travel Group Ltd.(1)	2,432	27,846
Fortescue Ltd.	24,664	305,769
G8 Education Ltd.	2,491	2,203
Genesis Minerals Ltd.(2)	8,243	13,674
GWA Group Ltd.	2,498	3,786
Hansen Technologies Ltd.	1,890	7,175
Harvey Norman Holdings Ltd.	19,694	61,357
Healius Ltd.(2)	1,941	1,756
Helia Group Ltd.	16,849	49,339
Humm Group Ltd.	7,281	3,093
IDP Education Ltd.(1)	1,932	16,167
Imdex Ltd.	12,516	20,969
Infomedia Ltd.	8,588	7,734
Insurance Australia Group Ltd.	30,661	170,908
JB Hi-Fi Ltd.	3,992	237,567
Lendlease Corp. Ltd.(1)	7,039	33,018
Lifestyle Communities Ltd.(1)	1,471	8,701
Lovisa Holdings Ltd.	2,055	39,607
Lycopodium Ltd.	1,725	11,381
Lynas Rare Earths Ltd.(2)	10,045	45,315
Maas Group Holdings Ltd.(1)	6,799	22,003
Macquarie Group Ltd.	2,228	336,972
Magellan Financial Group Ltd.	11,430	81,841
Mayne Pharma Group Ltd.(2)	1,458	4,862
McMillan Shakespeare Ltd.	2,445	24,085
Medibank Pvt Ltd.	66,496	166,066
Mesoblast Ltd.(1)(2)	9,947	11,533
Mineral Resources Ltd.(1)	1,864	41,134
Myer Holdings Ltd.	28,071	19,477
National Australia Bank Ltd.	25,116	642,921
Netwealth Group Ltd.	1,748	35,233
nib holdings Ltd.	12,929	47,994
Nick Scali Ltd.	3,345	30,805
Nine Entertainment Co. Holdings Ltd.(1)	23,115	19,005
Nuix Ltd.(2)	2,781	12,201
OFX Group Ltd.(2)	6,635	5,743
Omni Bridgeway Ltd.(2)	5,131	3,444
oOh!media Ltd.	9,723	7,973
Orora Ltd.	28,693	45,653
Pantoro Ltd.(2)	1,316	86
Pepper Money Ltd.	2,013	1,780
Perpetual Ltd.(1)	2,130	30,204
PEXA Group Ltd.(2)	432	3,691
Platinum Asset Management Ltd.	17,359	11,960
Praemium Ltd.	5,901	2,696
Premier Investments Ltd.	3,447	78,287
Pro Medicus Ltd.	521	85,982
PWR Holdings Ltd.(1)	1,091	6,153
QBE Insurance Group Ltd.	28,013	365,976
Qube Holdings Ltd.	11,073	28,853
Ramsay Health Care Ltd.	715	18,520
REA Group Ltd.(1)	467	77,022
Reece Ltd.	3,515	59,255
Reliance Worldwide Corp. Ltd.	17,491	62,552
Renascor Resources Ltd.(2)	831	36

Sandfire Resources Ltd.(2)	4,549	31,005
SEEK Ltd.(1)	2,138	36,609
Seven West Media Ltd.(2)	24,440	2,394
SGH Ltd.(1)	2,932	95,053
Sigma Healthcare Ltd.	47,079	88,938
Silver Mines Ltd.(1)(2)	5,963	409
Sims Ltd.	5,619	48,284
SiteMinder Ltd.(2)	8,189	35,469
SmartGroup Corp. Ltd.	2,937	15,011
Solvar Ltd.	1,397	1,250
Sonic Healthcare Ltd.	5,569	104,096
Southern Cross Media Group Ltd.	4,555	1,622
SRG Global Ltd.	15,231	13,187
Steadfast Group Ltd.	7,209	27,378
Suncorp Group Ltd.	11,472	147,679
Super Retail Group Ltd.	6,759	65,178
Technology One Ltd.	4,079	80,689
Telix Pharmaceuticals Ltd.(2)	3,075	49,847
Telstra Group Ltd.	60,998	157,083
Temple & Webster Group Ltd.(2)	249	1,926
Transurban Group	23,278	194,889
Treasury Wine Estates Ltd.(1)	13,332	98,894
WEB Travel Group Ltd.(2)	3,512	11,854
Webjet Group Ltd.(2)	3,512	1,947
Wesfarmers Ltd.	7,861	369,498
Westpac Banking Corp.	31,382	685,138
WiseTech Global Ltd.	808	67,883
Woolworths Group Ltd.	10,080	198,872
Xero Ltd.(2)	1,050	119,566
Zip Co. Ltd.(2)	58,873	132,186
		10,398,354
Austria — 0.2%
ANDRITZ AG	546	30,555
AT&S Austria Technologie & Systemtechnik AG(2)	725	10,128
BAWAG Group AG(2)	493	39,135
CA Immobilien Anlagen AG	93	2,350
DO & Co. AG(2)	66	11,151
Erste Group Bank AG	1,878	103,084
Eurotelesites AG(2)	244	1,238
Oesterreichische Post AG	1,031	31,395
Porr AG	765	13,032
Raiffeisen Bank International AG	2,684	52,423
Semperit AG Holding	89	1,085
Telekom Austria AG	1,025	8,498
UNIQA Insurance Group AG	1,120	8,523
Verbund AG	345	27,564
Vienna Insurance Group AG Wiener Versicherung Gruppe	435	13,360
		353,521
Belgium — 0.9%
Ackermans & van Haaren NV	545	108,351
Ageas SA	2,587	130,767
AGFA-Gevaert NV(2)	2,215	1,801
Anheuser-Busch InBev SA, ADR	3,312	178,186
Argenx SE, ADR(2)	162	99,881
Barco NV	769	8,241

Bekaert SA	1,134	39,350
bpost SA	3,152	6,330
Cie d'Entreprises CFE	191	1,214
Colruyt Group NV	1,105	50,158
Deceuninck NV	384	937
D'ieteren Group	251	53,681
Elia Group SA	219	20,529
Fagron	1,920	37,968
Galapagos NV, ADR(1)(2)	1,018	28,138
Gimv NV	390	16,739
KBC Group NV	2,595	187,644
Kinepolis Group NV	441	17,179
Ontex Group NV(2)	112	945
Proximus SADP	2,578	16,739
Recticel SA	425	4,910
Syensqo SA(1)	145	10,795
UCB SA	1,050	205,907
Umicore SA	4,413	47,781
VGP NV	255	21,318
		1,295,489
Canada — 11.3%
ADENTRA, Inc.	1,328	39,080
ADF Group, Inc.	1,700	10,722
Ag Growth International, Inc.	342	12,888
AGF Management Ltd., Class B	3,069	24,551
Agnico Eagle Mines Ltd.	5,355	451,563
Aimia, Inc.(1)(2)	986	1,824
Amerigo Resources Ltd.	3,612	4,412
Andlauer Healthcare Group, Inc.	370	11,430
Aritzia, Inc.(2)	2,844	94,742
Ascot Resources Ltd.(2)	2,728	429
Atrium Mortgage Investment Corp.	545	4,422
AutoCanada, Inc.(2)	686	9,207
B2Gold Corp.	29,114	84,843
Ballard Power Systems, Inc.(1)(2)	2,445	3,615
Bank of Montreal	5,501	524,541
Bank of Nova Scotia	13,373	762,711
BCE, Inc.	545	14,753
Bird Construction, Inc.	3,381	74,500
Bitfarms Ltd.(1)(2)	10,070	22,297
Bonterra Energy Corp.(2)	869	2,148
Boralex, Inc., A Shares	2,779	59,826
Boston Pizza Royalties Income Fund	228	2,840
Boyd Group Services, Inc.	337	52,007
Brookfield Asset Management Ltd., Class A	1,311	75,202
Brookfield Corp.	1,940	119,223
Brookfield Renewable Corp., Class A	1,092	34,802
BRP, Inc.	843	41,179
CAE, Inc.(2)	2,159	50,750
Calian Group Ltd.	20	693
Canaccord Genuity Group, Inc.	772	5,999
Canada Goose Holdings, Inc.(1)(2)	1,683	16,036
Canadian Imperial Bank of Commerce	12,208	792,445
Canadian National Railway Co.	2,340	261,302
Canadian Pacific Kansas City Ltd.	2,484	190,037

Canadian Tire Corp. Ltd., Class A	367	40,466
Canadian Western Bank	2,598	111,729
Canfor Corp.(2)	1,297	16,425
Cascades, Inc.	1,092	9,453
CCL Industries, Inc., Class B	2,336	129,493
Celestica, Inc. (Toronto)(2)	4,890	420,420
CGI, Inc.	1,557	176,246
CI Financial Corp.	1,811	40,164
Cineplex, Inc.(2)	545	4,247
Cogeco Communications, Inc.	828	41,399
Colliers International Group, Inc.	328	50,288
Computer Modelling Group Ltd.	3,036	22,249
Constellation Software, Inc.	164	554,553
Definity Financial Corp.	1,379	57,650
Descartes Systems Group, Inc.(2)	826	97,405
Docebo, Inc.(2)	342	17,036
Dollarama, Inc.	1,918	199,794
Doman Building Materials Group Ltd.	4,022	28,096
Dorel Industries, Inc., Class B(2)	1,092	3,455
DREAM Unlimited Corp., Class A	328	5,915
Dye & Durham Ltd.	352	5,242
Eldorado Gold Corp.(2)	5,259	84,028
Empire Co. Ltd., Class A	3,933	117,930
Endeavour Silver Corp.(2)	6,600	27,625
Enghouse Systems Ltd.	486	10,126
EQB, Inc.	1,344	107,996
Fairfax Financial Holdings Ltd.	357	506,488
Finning International, Inc.	5,096	139,043
First National Financial Corp.	545	17,144
FirstService Corp. (Toronto)	164	31,993
Fortuna Mining Corp.(2)	15,990	77,092
Gear Energy Ltd.	7,303	2,817
George Weston Ltd.	721	115,897
Gildan Activewear, Inc.	2,347	116,675
GoldMining, Inc.(2)	3,485	3,062
Great-West Lifeco, Inc.	4,445	160,046
Hammond Power Solutions, Inc.	544	55,175
Hudbay Minerals, Inc.	17,298	154,317
Hydro One Ltd.	5,933	194,045
iA Financial Corp., Inc.	3,246	310,283
IAMGOLD Corp.(2)	13,700	75,543
IGM Financial, Inc.	1,864	62,988
Innergex Renewable Energy, Inc.(1)	1,400	8,730
InPlay Oil Corp.	1,143	1,470
Intact Financial Corp.	2,204	419,800
Interfor Corp.(2)	1,422	20,720
Journey Energy, Inc.(2)	1,379	2,108
Kinross Gold Corp.	35,907	351,620
Labrador Iron Ore Royalty Corp.	1,596	33,811
Laurentian Bank of Canada	953	20,182
Lightspeed Commerce, Inc.(2)	966	18,112
Linamar Corp.	1,777	78,020
Loblaw Cos. Ltd.	1,811	235,034
Lumine Group, Inc.(2)	404	12,264
Lundin Mining Corp.	16,169	158,681

Magna International, Inc.	5,437	247,103
Manulife Financial Corp.	24,913	801,992
Martinrea International, Inc.(1)	2,722	19,753
MCAN Mortgage Corp.	328	4,613
Medical Facilities Corp.	193	2,164
Metro, Inc.	2,229	145,246
Mullen Group Ltd.	2,958	32,664
National Bank of Canada	5,140	509,246
Neo Performance Materials, Inc.	328	1,865
New Gold, Inc.(2)	19,450	54,180
North West Co., Inc.	1,998	73,567
Northern Dynasty Minerals Ltd.(2)	5,439	2,447
Open Text Corp.	3,324	101,236
Osisko Gold Royalties Ltd.	2,223	43,156
Pan American Silver Corp.	11,001	244,056
Pason Systems, Inc.	4,597	46,527
Pizza Pizza Royalty Corp.	545	5,166
Polaris Renewable Energy, Inc.	506	4,850
Power Corp. of Canada	2,210	74,443
Quebecor, Inc., Class B	1,857	43,850
RB Global, Inc.	770	76,084
Real Matters, Inc.(2)	3,053	14,741
Restaurant Brands International, Inc.	2,202	153,364
Richelieu Hardware Ltd.	2,400	70,420
Rogers Communications, Inc., Class B	3,978	142,066
Royal Bank of Canada	7,330	922,290
Russel Metals, Inc.	2,690	88,306
Sandstorm Gold Ltd.	5,955	34,538
Shopify, Inc., Class A(2)	2,189	253,039
Silvercorp Metals, Inc.	9,300	30,556
Softchoice Corp.	545	9,140
Spin Master Corp., VTG Shares	770	17,940
Stantec, Inc.	1,350	116,935
STEP Energy Services Ltd.(2)	225	831
StorageVault Canada, Inc.	3,713	10,820
Sun Life Financial, Inc.	4,508	277,457
Teck Resources Ltd., Class B	7,553	352,659
TELUS Corp.	2,784	43,349
TELUS Corp.	106	1,649
TFI International, Inc.	1,188	180,883
Thomson Reuters Corp.	544	88,762
Tidewater Midstream & Infrastructure Ltd.(2)	10,505	1,050
TMX Group Ltd.	5,074	160,441
Torex Gold Resources, Inc.(2)	4,800	101,825
Toromont Industries Ltd.	1,597	131,177
Toronto-Dominion Bank	9,154	518,032
Total Energy Services, Inc.	986	8,226
TransAlta Corp.	3,100	35,139
Transcontinental, Inc., Class A	4,170	50,783
Trisura Group Ltd.(2)	18	518
Valeura Energy, Inc.(2)	5,900	26,212
Wajax Corp.	1,092	18,509
West Fraser Timber Co. Ltd.	1,422	139,676
Western Forest Products, Inc.(2)	9,156	2,943
Westshore Terminals Investment Corp.	328	5,684

Wheaton Precious Metals Corp.	1,580	98,318
Winpak Ltd.	1,128	39,092
WSP Global, Inc.	869	154,534
		16,455,721
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.	7,200	6,643
Denmark — 2.7%
Alm Brand AS	7,930	15,380
Ambu AS, Class B(2)	1,212	19,113
Bavarian Nordic AS(2)	484	13,305
Carlsberg AS, B Shares	287	29,611
cBrain AS	131	3,880
Chemometec AS	378	25,475
Coloplast AS, B Shares	328	41,399
Danske Bank AS	7,614	219,071
Demant AS(2)	271	10,377
DSV AS	421	90,168
FLSmidth & Co. AS	635	34,738
Genmab AS, ADR(2)	2,893	62,199
GN Store Nord AS(2)	202	3,886
H Lundbeck AS	6,304	39,337
H Lundbeck AS, A Shares	615	3,159
H&H International AS, B Shares(2)	602	6,773
Jyske Bank AS	1,347	95,033
Nilfisk Holding AS(2)	94	1,417
NKT AS(2)	1,484	114,655
Novo Nordisk AS, ADR	17,584	1,877,971
Novonesis (Novozymes) B, B Shares	3,834	224,994
Orsted AS(2)	3,420	190,404
Pandora AS	1,600	258,168
Ringkjoebing Landbobank AS	323	52,725
Rockwool AS, B Shares	205	74,960
Royal Unibrew AS	548	41,365
Solar AS, B Shares	152	6,630
Spar Nord Bank AS	2,690	53,041
Sparekassen Sjaelland-Fyn AS	222	6,708
Svitzer Group AS(2)	581	18,594
Sydbank AS	2,548	126,700
Tryg AS	1,579	36,441
Vestas Wind Systems AS(2)	7,774	121,721
Zealand Pharma AS(2)	383	39,677
		3,959,075
Finland — 1.0%
Aktia Bank OYJ	1,725	16,670
Anora Group OYJ	153	474
Cargotec OYJ, B Shares	879	48,877
Citycon OYJ(2)	1,678	6,133
Elisa OYJ	1,120	50,750
Harvia OYJ	575	26,598
Huhtamaki OYJ	2,630	94,976
Kalmar OYJ, B Shares(2)	879	29,667
Kemira OYJ	3,584	70,468
Kesko OYJ, B Shares	5,090	101,199
Kojamo OYJ(2)	2,417	24,645
Kone OYJ, B Shares	1,868	96,856

Konecranes OYJ	642	43,457
Lassila & Tikanoja OYJ	218	1,913
Mandatum OYJ	2,324	10,455
Marimekko OYJ	636	8,187
Metso OYJ(1)	6,388	56,201
Nokia OYJ, ADR	16,435	69,027
Nokian Renkaat OYJ	4,753	37,026
Nordea Bank Abp	18,156	205,085
Orion OYJ, Class B	176	8,317
Puuilo OYJ	2,460	23,433
QT Group OYJ(2)	235	16,993
Raisio OYJ, V Shares	435	977
Sampo OYJ, A Shares	2,324	99,548
Sampo OYJ, A Shares(2)	1,558	66,671
Sanoma OYJ	321	2,469
Stora Enso OYJ, R Shares	7,860	76,355
Taaleri PLC	204	1,787
TietoEVRY OYJ(1)	147	2,625
Tokmanni Group Corp.	1,804	22,534
UPM-Kymmene OYJ	4,235	111,411
Valmet OYJ(1)	487	11,410
Wartsila OYJ Abp	1,729	31,466
YIT OYJ(2)	3,246	8,144
		1,482,804
France — 8.3%
Aeroports de Paris SA	554	64,164
Airbus SE	3,294	514,871
Alstom SA(1)(2)	1,505	33,900
Alten SA	331	26,414
Amundi SA	1,284	83,641
Antin Infrastructure Partners SA	4	44
Aperam SA	756	21,639
Arkema SA	1,400	111,085
Atos SE(1)(2)	823,317	1,392
Aubay	40	1,913
AXA SA	17,023	593,300
Ayvens SA	3,532	23,222
Beneteau SACA	659	5,540
BioMerieux	794	83,007
BNP Paribas SA	6,900	412,452
Bollore SE	6,669	41,146
Bureau Veritas SA	3,734	113,717
Capgemini SE	473	76,035
Carrefour SA	10,235	155,868
Cie de Saint-Gobain SA	10,983	1,002,851
Cie des Alpes	664	10,514
Cie Generale des Etablissements Michelin SCA	16,366	532,434
Coface SA	2,685	41,534
Credit Agricole SA	8,207	109,915
Danone SA	2,540	173,735
Dassault Systemes SE	1,781	61,475
DBV Technologies SA(2)	421	298
Derichebourg SA	1,583	7,653
Edenred SE	927	30,685
Elis SA	722	14,711

Emeis SA(1)(2)	1,534	9,483
Engie SA	12,079	192,551
Equasens	32	1,399
EssilorLuxottica SA	876	212,932
Eurazeo SE	876	64,386
Euroapi SA(1)(2)	537	2,335
Eurofins Scientific SE	919	45,471
Euronext NV	376	41,953
Eutelsat Communications SACA(1)(2)	4,930	15,179
Exail Technologies SA(2)	43	801
Forvia SE	1,487	12,685
Genfit SA(2)	1,544	6,386
Getlink SE	7,519	122,952
Groupe LDLC	42	446
Guerbet	48	1,345
Hermes International SCA	177	386,325
ID Logistics Group SACA(2)	71	29,123
Interparfums SA(1)	396	16,565
Ipsen SA	1,363	157,630
IPSOS SA	296	13,841
Jacquet Metals SACA	93	1,553
JCDecaux SE(2)	1,737	25,873
Kaufman & Broad SA	570	18,957
Kering SA	657	153,841
Legrand SA	1,400	140,475
LISI SA	451	9,944
L'Oreal SA	739	257,132
LVMH Moet Hennessy Louis Vuitton SE	1,465	918,392
Maisons du Monde SA	674	2,568
Manitou BF SA	90	1,494
Mersen SA	487	10,202
Metropole Television SA	501	5,766
Nacon SA(2)	13	7
Neoen SA	1,355	56,640
Nexans SA	603	68,433
Nexity SA(2)	995	12,276
Opmobility	1,726	15,917
Orange SA, ADR	37,254	397,128
Pernod Ricard SA	1,145	128,280
Publicis Groupe SA	1,083	117,646
Remy Cointreau SA	183	11,277
Renault SA	5,629	241,573
ReWorld Media SA(2)	137	220
Rexel SA	5,603	144,828
Safran SA	3,728	869,907
Sanofi SA, ADR	9,676	469,189
Sartorius Stedim Biotech	117	22,325
Schneider Electric SE	946	243,709
SCOR SE	1,732	43,146
SEB SA	384	36,482
SES SA	13,424	46,287
SMCP SA(2)	1,130	3,498
Societe BIC SA	636	42,429
Societe Generale SA	13,530	358,713
SOITEC(1)(2)	813	67,229

Solutions 30 SE(1)(2)	5,585	5,110
Sopra Steria Group	92	17,405
SPIE SA	1,830	57,679
STMicroelectronics NV, NY Shares	15,611	398,081
Teleperformance SE	362	34,088
Television Francaise 1 SA	1,025	7,843
Thales SA	1,520	227,451
Ubisoft Entertainment SA(1)(2)	4,034	53,139
Valeo SE	6,641	55,311
Vinci SA	4,764	503,526
Virbac SACA	4	1,371
Vivendi SE	9,479	87,141
Voltalia SA(2)	2,069	16,804
VusionGroup	229	34,579
Worldline SA(1)(2)	417	2,937
		12,128,744
Germany — 7.2%
1&1 AG	417	5,247
Adesso SE	6	551
adidas AG	1,186	280,464
Allianz SE	1,706	528,117
AlzChem Group AG	354	21,219
Amadeus Fire AG	75	6,143
Aroundtown SA(2)	6,324	21,110
Atoss Software SE	244	32,086
Aurubis AG	475	37,488
Auto1 Group SE(2)	510	7,097
BASF SE	6,478	291,109
Bayer AG	5,320	109,213
Bayerische Motoren Werke AG	2,846	211,673
Bayerische Motoren Werke AG, Preference Shares	431	29,527
BayWa AG(2)	79	758
Bechtle AG	1,553	51,111
Beiersdorf AG	511	66,299
Bertrandt AG	36	676
Bijou Brigitte AG	198	7,316
Bilfinger SE	830	38,328
Borussia Dortmund GmbH & Co. KGaA	2,465	8,498
Brenntag SE	1,734	111,982
CANCOM SE	544	13,553
Carl Zeiss Meditec AG, Bearer Shares	279	16,742
Ceconomy AG(2)	2,271	7,715
Cewe Stiftung & Co. KGaA	234	23,956
Commerzbank AG	13,412	205,812
CompuGroup Medical SE & Co. KGaA	190	3,204
Continental AG	1,972	129,779
Covestro AG(2)	3,613	219,919
CTS Eventim AG & Co. KGaA	668	59,120
Daimler Truck Holding AG	7,647	289,852
Datagroup SE	20	968
Delivery Hero SE(2)	521	21,404
Dermapharm Holding SE	294	11,187
Deutsche Bank AG	18,346	312,065
Deutsche Boerse AG	1,072	250,988
Deutsche Pfandbriefbank AG(2)	3,232	17,250

Deutsche Post AG	6,784	249,616
Deutsche Telekom AG	17,596	562,912
Deutz AG	1,858	7,908
Dr. Ing hc F Porsche AG, Preference Shares	616	38,624
Duerr AG	440	10,188
E.ON SE	5,184	66,816
ElringKlinger AG	385	1,669
Encavis AG(2)	2,811	51,968
Energiekontor AG	135	6,059
Evonik Industries AG	5,593	102,823
Fielmann Group AG	703	29,054
flatexDEGIRO AG	2,868	41,230
Fraport AG Frankfurt Airport Services Worldwide(2)	435	23,950
Freenet AG	1,075	33,290
Fresenius Medical Care AG, ADR	2,751	60,577
Fresenius SE & Co. KGaA(2)	3,024	106,447
GEA Group AG	2,430	121,678
Gerresheimer AG	716	56,593
Grand City Properties SA(2)	865	11,447
Grenke AG	342	5,603
Hannover Rueck SE	750	196,016
HelloFresh SE(2)	4,330	53,274
Henkel AG & Co. KGaA	382	29,034
Henkel AG & Co. KGaA, Preference Shares	644	54,988
Hensoldt AG	1,068	41,675
HOCHTIEF AG	223	27,828
Hornbach Holding AG & Co. KGaA	137	11,712
HUGO BOSS AG	1,394	47,418
Infineon Technologies AG	10,418	339,594
Instone Real Estate Group SE	807	7,186
JOST Werke SE	330	14,506
Jungheinrich AG, Preference Shares	1,581	41,807
K&S AG	2,688	31,907
KION Group AG	1,066	38,197
Knorr-Bremse AG	1,135	86,766
Koenig & Bauer AG(2)	124	1,709
Kontron AG	994	18,046
Krones AG	409	51,129
Lanxess AG	1,119	28,073
LEG Immobilien SE	460	42,677
Mercedes-Benz Group AG	4,360	245,116
Merck KGaA	224	33,574
METRO AG	3,326	15,453
MTU Aero Engines AG	1,135	386,942
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	784	410,243
Mutares SE & Co. KGaA	403	10,519
Nagarro SE(2)	87	9,046
Nemetschek SE	464	48,155
Nordex SE(2)	3,544	44,911
Norma Group SE	945	13,503
Patrizia SE	269	2,359
Pfeiffer Vacuum Technology AG	162	26,528
Porsche Automobil Holding SE, Preference Shares	1,023	37,564
ProSiebenSat.1 Media SE	2,945	14,400
Puma SE	1,313	61,701

PVA TePla AG(2)	241	3,294
Qiagen NV(2)	931	40,433
Rational AG	82	76,799
RENK Group AG	624	13,154
Rheinmetall AG	760	501,293
SAF-Holland SE	1,857	26,676
SAP SE, ADR	2,658	631,541
Sartorius AG, Preference Shares	133	30,710
Schaeffler AG(2)	2,657	12,531
Scout24 SE	1,132	102,069
Secunet Security Networks AG	12	1,352
SGL Carbon SE(2)	1,508	6,516
Siemens AG	1,460	283,616
Siemens Energy AG(2)	686	37,217
Siemens Healthineers AG	882	47,889
Siltronic AG	519	26,129
Sixt SE	317	23,418
Sixt SE, Preference Shares	579	32,929
SMA Solar Technology AG	387	5,609
Stabilus SE	402	13,875
Stroeer SE & Co. KGaA	529	27,319
SUSS MicroTec SE	222	11,570
Symrise AG	1,199	132,635
TAG Immobilien AG(2)	6,357	105,790
Talanx AG	1,275	108,096
TeamViewer SE(2)	2,505	30,603
thyssenkrupp AG	10,608	43,553
United Internet AG	1,785	29,706
Verbio SE	271	3,302
Volkswagen AG	172	15,212
Volkswagen AG, Preference Shares	1,162	99,612
Vonovia SE	6,939	230,165
Wacker Chemie AG	164	12,300
Wacker Neuson SE	804	11,569
Wuestenrot & Wuerttembergische AG	704	8,863
Zalando SE(2)	5,333	166,773
		10,515,652
Hong Kong — 1.7%
AIA Group Ltd.	55,200	415,634
ASMPT Ltd.	10,800	107,706
Bank of East Asia Ltd.	41,117	51,718
BOC Hong Kong Holdings Ltd.	42,000	129,591
Budweiser Brewing Co. APAC Ltd.	2,100	2,011
Cafe de Coral Holdings Ltd.	18,000	18,246
Chow Sang Sang Holdings International Ltd.	7,000	5,810
CITIC Telecom International Holdings Ltd.	3,000	881
CK Asset Holdings Ltd.	6,000	24,616
CK Hutchison Holdings Ltd.	27,000	141,197
Comba Telecom Systems Holdings Ltd.(2)	56,000	6,877
Cowell e Holdings, Inc.(1)(2)	8,000	25,959
DFI Retail Group Holdings Ltd.	9,300	23,707
EC Healthcare	3,000	267
ESR Group Ltd.	15,200	22,351
Futu Holdings Ltd., ADR(2)	40	3,489
Giordano International Ltd.	58,000	12,324

Hang Lung Group Ltd.	31,000	39,967
Hang Lung Properties Ltd.	44,000	35,805
Hang Seng Bank Ltd.	6,600	78,746
HKBN Ltd.	3,500	2,190
HKT Trust & HKT Ltd.	75,000	93,316
Hong Kong Exchanges & Clearing Ltd.	3,600	135,526
Hongkong Land Holdings Ltd.	12,600	57,312
Hysan Development Co. Ltd.	30,000	48,459
IGG, Inc.	39,000	17,831
Johnson Electric Holdings Ltd.	10,000	13,957
JS Global Lifestyle Co. Ltd.(2)	54,000	10,021
K Wah International Holdings Ltd.	7,000	1,562
Kerry Properties Ltd.	16,500	33,197
Luk Fook Holdings International Ltd.	5,000	9,461
Man Wah Holdings Ltd.	42,400	26,537
Modern Dental Group Ltd.	15,000	7,545
MTR Corp. Ltd.	14,000	49,267
New World Development Co. Ltd.(1)	44,000	36,365
Oriental Watch Holdings	8,000	3,830
PC Partner Group Ltd.	2,000	1,282
Perfect Medical Health Management Ltd.	1,000	343
Sino Land Co. Ltd.	13,988	13,715
Stella International Holdings Ltd.	28,000	51,178
Sun Hung Kai Properties Ltd.	15,000	149,909
Swire Properties Ltd.	15,000	29,971
Tam Jai International Co. Ltd.	2,000	201
Techtronic Industries Co. Ltd.	22,000	313,128
Television Broadcasts Ltd.(2)	6,900	2,728
Texhong International Group Ltd.	3,500	1,725
Theme International Holdings Ltd.(1)	30,000	1,569
United Laboratories International Holdings Ltd.	20,000	27,278
Vitasoy International Holdings Ltd.(1)	24,000	38,240
VTech Holdings Ltd.	4,900	33,549
Wharf Real Estate Investment Co. Ltd.	8,000	21,563
Yue Yuen Industrial Holdings Ltd.	32,000	72,019
Zensun Enterprises Ltd.(2)	3,000	83
		2,451,759
Ireland — 0.5%
AIB Group PLC	25,667	140,064
Bank of Ireland Group PLC	19,603	171,851
Cairn Homes PLC	21,615	47,023
Dalata Hotel Group PLC	9,874	46,107
Glanbia PLC	1,357	21,007
Glenveagh Properties PLC(2)	17,295	28,075
ICON PLC(2)	102	21,446
Kerry Group PLC, A Shares	651	62,975
Kingspan Group PLC	1,693	127,564
Origin Enterprises PLC	4,387	14,222
Uniphar PLC	4,079	9,556
		689,890
Israel — 1.1%
AFI Properties Ltd.(2)	23	1,079
Africa Israel Residences Ltd.	78	5,743
Airport City Ltd.(2)	1,002	16,730
Alony Hetz Properties & Investments Ltd.	2,933	24,999

Amos Luzon Development & Energy Group Ltd.	3,041	2,313
Amot Investments Ltd.	1,877	10,387
Argo Properties NV(2)	43	1,163
Azorim-Investment Development & Construction Co. Ltd.(2)	1,038	5,864
Azrieli Group Ltd.	362	29,123
Bank Hapoalim BM	11,490	132,065
Bank Leumi Le-Israel BM	11,801	134,485
Big Shopping Centers Ltd.(2)	204	27,109
Blue Square Real Estate Ltd.	108	9,653
Camtek Ltd.	461	34,776
Ceragon Networks Ltd.(2)	1,293	5,870
Check Point Software Technologies Ltd.(2)	590	107,380
CyberArk Software Ltd.(2)	79	25,557
Danel Adir Yeoshua Ltd.	308	34,210
Danya Cebus Ltd.	430	12,663
Delta Galil Ltd.	132	7,045
Electra Consumer Products 1970 Ltd.(2)	87	2,222
Energix-Renewable Energies Ltd.	5,868	19,603
First International Bank Of Israel Ltd.	760	35,883
Formula Systems 1985 Ltd.	51	4,458
Fox Wizel Ltd.	125	9,795
G City Ltd.	929	3,990
Gilat Satellite Networks Ltd.(2)	345	1,852
Global-e Online Ltd.(2)	632	33,041
Hilan Ltd.	156	9,078
ICL Group Ltd.	7,013	31,874
Isracard Ltd.	7,039	28,546
Israel Discount Bank Ltd., A Shares	16,566	109,057
Israel Land Development Co. Ltd.(2)	606	5,989
Isras Investment Co. Ltd.	36	8,378
Ituran Location & Control Ltd.	218	6,575
Magic Software Enterprises Ltd.	443	5,361
Matrix IT Ltd.	287	6,511
Mega Or Holdings Ltd.	226	6,916
Melisron Ltd.	399	35,496
Mivne Real Estate KD Ltd.	5,087	15,235
Mizrahi Tefahot Bank Ltd.	1,590	68,775
Nano Dimension Ltd., ADR(2)	5,505	11,891
Neto Malinda Trading Ltd.(2)	79	1,746
Nice Ltd., ADR(2)	184	33,569
Norstar Holdings, Inc.(2)	181	708
Nova Ltd.(2)	306	55,072
Oddity Tech Ltd., Class A(2)	572	26,575
OY Nofar Energy Ltd.(2)	47	1,160
Perion Network Ltd.(2)	708	6,050
Prashkovsky Investments & Construction Ltd.	87	2,543
Retailors Ltd.	802	16,174
Sapiens International Corp. NV	577	15,656
Shufersal Ltd.	6,433	64,688
Strauss Group Ltd.	417	7,943
Summit Real Estate Holdings Ltd.	467	7,494
Tamar Petroleum Ltd.	637	4,158
Tel Aviv Stock Exchange Ltd.	1,537	18,383
Teva Pharmaceutical Industries Ltd., ADR(2)	5,701	95,663
Wix.com Ltd.(2)	160	35,798

YH Dimri Construction & Development Ltd.	124	11,793
ZIM Integrated Shipping Services Ltd.	3,064	67,531
		1,561,444
Italy — 2.5%
A2A SpA	49,035	110,758
ACEA SpA	2,155	41,202
Amplifon SpA	638	16,204
Arnoldo Mondadori Editore SpA	2,435	5,326
Azimut Holding SpA	2,299	58,031
Banca Generali SpA	1,392	65,212
Banca IFIS SpA	532	11,220
Banca Mediolanum SpA	3,327	38,447
Banca Popolare di Sondrio SpA	4,954	37,672
Banco BPM SpA	19,306	147,110
BFF Bank SpA	4,397	41,695
BPER Banca SpA	23,578	143,895
Brembo NV(1)	637	5,903
Brunello Cucinelli SpA	649	64,284
Cairo Communication SpA	755	1,891
Credito Emiliano SpA	1,859	19,746
Danieli & C Officine Meccaniche SpA, Preference Shares	413	8,428
Davide Campari-Milano NV	963	5,779
De' Longhi SpA	1,634	49,003
DiaSorin SpA(1)	36	4,025
Digital Bros SpA(1)(2)	176	1,747
doValue SpA(1)(2)	144	175
Enav SpA	1,599	6,897
Enel SpA	20,117	144,872
Esprinet SpA(2)	42	198
Ferrari NV	607	264,425
Fila SpA	2,165	22,931
Fincantieri SpA(1)(2)	7,495	47,079
FinecoBank Banca Fineco SpA	5,058	81,160
Generali	4,323	123,682
Geox SpA(2)	1,302	685
Infrastrutture Wireless Italiane SpA	405	4,174
Innovatec SpA(2)	639	589
Interpump Group SpA	219	10,195
Intesa Sanpaolo SpA	74,345	285,376
Iveco Group NV	6,291	62,934
Juventus Football Club SpA(2)	5,421	18,615
Leonardo SpA	4,122	111,008
Maire SpA	3,564	27,282
Mediobanca Banca di Credito Finanziario SpA	3,461	50,510
MFE-MediaForEurope NV, Class A(1)	3,482	10,388
MFE-MediaForEurope NV, Class B(1)	818	3,360
Moncler SpA	1,296	63,466
Nexi SpA(1)(2)	374	2,215
Orsero SpA	212	2,921
OVS SpA	7,871	23,464
Piaggio & C SpA	2,549	5,483
Poste Italiane SpA	8,564	120,247
Prysmian SpA	2,717	179,218
RAI Way SpA	2,397	13,123
Recordati Industria Chimica e Farmaceutica SpA	344	18,745

Safilo Group SpA(1)(2)	524	476
Salvatore Ferragamo SpA	1,255	7,344
Sanlorenzo SpA	136	4,487
Sesa SpA	135	11,022
Stellantis NV	13,995	185,768
Technogym SpA	2,558	28,387
Terna - Rete Elettrica Nazionale	3,046	25,780
UniCredit SpA	17,527	673,244
Unipol Gruppo SpA	3,418	41,248
Webuild SpA	11,244	31,448
Wiit SpA	95	2,123
		3,594,322
Japan — 21.2%
77 Bank Ltd.	1,000	29,477
A&D HOLON Holdings Co. Ltd.	1,200	15,126
Adastria Co. Ltd.	700	17,157
ADEKA Corp.	1,800	33,179
Advantest Corp.	4,000	221,521
Aeon Co. Ltd.	900	21,645
Aeon Delight Co. Ltd.	200	5,915
Aeon Mall Co. Ltd.	3,100	41,604
Aica Kogyo Co. Ltd.	1,000	21,898
Ain Holdings, Inc.	200	6,706
Air Water, Inc.	5,800	72,009
Aisan Industry Co. Ltd.	3,000	26,706
Ajinomoto Co., Inc.(1)	3,300	138,875
Akatsuki, Inc.	100	1,620
Akebono Brake Industry Co. Ltd.(2)	3,000	2,227
Alfresa Holdings Corp.	5,200	75,245
Alpen Co. Ltd.	100	1,337
Alps Alpine Co. Ltd.	3,200	33,055
Altech Corp.	700	12,147
Amano Corp.	500	14,279
Amvis Holdings, Inc.	500	2,939
AOKI Holdings, Inc.	600	5,001
Aoyama Trading Co. Ltd.	2,900	43,697
Aozora Bank Ltd.	3,000	48,084
Arata Corp.	1,000	20,113
ARCLANDS Corp.	2,800	31,488
Arcs Co. Ltd.	1,700	28,495
ARE Holdings, Inc.	1,800	21,015
Argo Graphics, Inc.	300	10,019
Arisawa Manufacturing Co. Ltd.	300	2,920
As One Corp.	600	10,930
Asahi Co. Ltd.	200	2,119
Asahi Group Holdings Ltd.	900	9,817
Asahi Intecc Co. Ltd.(1)	400	6,948
Asahi Kasei Corp.	22,300	159,373
Asahi Yukizai Corp.	200	5,680
Asics Corp.	12,000	242,440
ASKA Pharmaceutical Holdings Co. Ltd.	100	1,338
ASKUL Corp.	1,100	13,734
Astellas Pharma, Inc.	12,000	124,954
Atrae, Inc.	100	581
Aucnet, Inc.	100	1,801

Autobacs Seven Co. Ltd.	3,000	28,608
Avant Group Corp.	400	5,662
Avex, Inc.	200	2,031
Awa Bank Ltd.	1,200	22,992
Axial Retailing, Inc.	800	4,812
Azbil Corp.	400	3,205
Bandai Namco Holdings, Inc.	3,600	76,208
Bando Chemical Industries Ltd.	500	5,882
Bank of Nagoya Ltd.	100	4,115
Bank of the Ryukyus Ltd.	600	4,016
Base Co. Ltd.	100	2,188
BayCurrent, Inc.	1,200	43,515
Belc Co. Ltd.	100	4,459
Bell System24 Holdings, Inc.	2,000	16,719
Bic Camera, Inc.	200	2,223
BIPROGY, Inc.	900	28,070
BML, Inc.	400	7,565
Bridgestone Corp.(1)	5,900	211,038
Brother Industries Ltd.	3,400	59,947
Bunka Shutter Co. Ltd.	3,000	37,432
Canon Marketing Japan, Inc.	300	9,626
Capcom Co. Ltd.	6,000	140,919
Cawachi Ltd.	100	1,689
Celsys, Inc.	300	2,699
Central Automotive Products Ltd.	700	21,763
Chiba Bank Ltd.	4,800	40,137
Chiba Kogyo Bank Ltd.	4,000	36,299
Chori Co. Ltd.	700	18,153
Chugai Pharmaceutical Co. Ltd.	4,600	202,439
Chugin Financial Group, Inc.	3,200	34,688
Citizen Watch Co. Ltd.	7,400	43,825
Coca-Cola Bottlers Japan Holdings, Inc.	3,000	48,109
COLOPL, Inc.	200	614
Computer Engineering & Consulting Ltd.	200	2,667
Comture Corp.	100	1,463
Cosmos Pharmaceutical Corp.	1,000	49,375
Create SD Holdings Co. Ltd.	600	11,531
Creek & River Co. Ltd.	100	1,058
Cross Cat Co. Ltd.	100	717
CyberAgent, Inc.	900	6,274
Cybozu, Inc.	600	8,523
Daiei Kankyo Co. Ltd.	1,300	26,169
Daifuku Co. Ltd.	900	18,786
Daihen Corp.	100	4,718
Daiichi Jitsugyo Co. Ltd.	300	4,726
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	479
Dai-ichi Life Holdings, Inc.	9,100	246,658
Daiichi Sankyo Co. Ltd.	11,600	368,367
Daiichikosho Co. Ltd.	2,900	36,203
Daikin Industries Ltd.	400	48,394
Daikokutenbussan Co. Ltd.	300	20,484
Daiseki Co. Ltd.	1,000	26,094
Daishi Hokuetsu Financial Group, Inc.	2,800	52,692
Daishinku Corp.	3,000	10,474
Daito Trust Construction Co. Ltd.	600	66,977

Daitron Co. Ltd.	100	1,824
Daiwa House Industry Co. Ltd.	6,100	192,057
Daiwa Securities Group, Inc.(1)	14,100	94,862
Daiwabo Holdings Co. Ltd.	3,000	61,433
DCM Holdings Co. Ltd.	3,000	28,196
Dear Life Co. Ltd.	1,700	12,444
DeNA Co. Ltd.	100	1,634
Denso Corp.(1)	11,700	167,505
Dentsu Group, Inc.	200	5,118
Dentsu Soken, Inc.	200	7,259
Dexerials Corp.	9,000	146,096
Digital Arts, Inc.	100	4,041
Digital Hearts Holdings Co. Ltd.	100	546
Digital Holdings, Inc.	100	840
Digital Information Technologies Corp.	100	1,440
Dip Corp.	400	6,745
Disco Corp.(1)	600	163,959
Doshisha Co. Ltd.	100	1,405
Double Standard, Inc.	100	1,116
Drecom Co. Ltd.(2)	400	1,874
DTS Corp.	300	8,360
Duskin Co. Ltd.	300	7,632
Eagle Industry Co. Ltd.	1,000	12,815
Earth Corp.	600	21,658
East Japan Railway Co.	3,600	70,319
Ebara Corp.	15,000	225,645
EDION Corp.	3,000	36,289
E-Guardian, Inc.	100	1,229
Eiken Chemical Co. Ltd.	600	8,938
Eisai Co. Ltd.	1,100	34,141
Eizo Corp.	400	5,767
Elan Corp.	100	452
Elecom Co. Ltd.	1,100	10,572
Elematec Corp.	200	3,206
en Japan, Inc.	300	4,158
Envipro Holdings, Inc.	100	273
ESPEC Corp.	700	12,164
Exedy Corp.	1,100	32,735
F&M Co. Ltd.	100	1,000
FANUC Corp.	1,000	25,981
Fast Retailing Co. Ltd.	1,100	376,939
Ferrotec Holdings Corp.	1,200	19,802
FIDEA Holdings Co. Ltd.	100	934
First Bank of Toyama Ltd.	2,700	19,405
Fixstars Corp.	100	1,093
FP Corp.	1,100	20,176
Fuji Co. Ltd.	1,600	21,595
Fuji Corp. /Aichi	1,400	20,350
Fuji Electric Co. Ltd.	3,000	169,518
Fuji Oil Co. Ltd.	400	773
Fuji Seal International, Inc.	500	8,316
Fuji Soft, Inc.	400	25,655
Fujibo Holdings, Inc.	100	3,695
FUJIFILM Holdings Corp.	3,600	81,455
Fujikura Ltd.	7,400	264,276

Fujitsu Ltd.	14,000	268,978
Fukui Computer Holdings, Inc.	200	3,843
Fukuoka Financial Group, Inc.	3,100	85,886
Fukuyama Transporting Co. Ltd.	200	5,044
FULLCAST Holdings Co. Ltd.	300	2,918
Funai Soken Holdings, Inc.	200	3,200
Furukawa Battery Co. Ltd.	100	916
Furukawa Electric Co. Ltd.	2,800	115,599
Furuno Electric Co. Ltd.	100	1,719
Futaba Industrial Co. Ltd.	3,100	13,492
Future Corp.	400	5,051
Fuyo General Lease Co. Ltd.	400	29,967
G-7 Holdings, Inc.	300	2,934
Gakken Holdings Co. Ltd.	600	4,102
Gakujo Co. Ltd.	100	1,189
Genki Global Dining Concepts Corp.	800	20,310
Genky DrugStores Co. Ltd.	1,000	21,777
Geo Holdings Corp.	800	8,459
Gift Holdings, Inc.	200	4,570
Glory Ltd.	2,800	47,874
GMO internet group, Inc.	200	3,497
GMO Payment Gateway, Inc.	100	5,291
Goldwin, Inc.	400	23,810
GS Yuasa Corp.	1,300	22,465
G-Tekt Corp.	1,000	10,496
GungHo Online Entertainment, Inc.	300	6,035
Gunma Bank Ltd.	8,900	64,817
Gunze Ltd.	200	6,933
H.U. Group Holdings, Inc.	3,000	49,179
H2O Retailing Corp.	4,400	61,515
Hachijuni Bank Ltd.	5,100	34,969
Hakuhodo DY Holdings, Inc.	1,200	9,213
Hamakyorex Co. Ltd.	1,200	10,250
Hamamatsu Photonics KK	2,000	23,822
Hankyu Hanshin Holdings, Inc.(1)	3,100	85,135
Hanwa Co. Ltd.	700	22,643
Happinet Corp.	300	8,355
Hard Off Corp. Co. Ltd.	100	1,210
Haseko Corp.	5,000	67,296
Heiwa Real Estate Co. Ltd.	500	14,297
Heiwado Co. Ltd.	700	10,735
Hirose Electric Co. Ltd.	600	72,297
Hitachi Construction Machinery Co. Ltd.	3,000	67,803
Hitachi Ltd.	16,800	423,374
Hogy Medical Co. Ltd.	100	3,215
Hokko Chemical Industry Co. Ltd.	100	856
Hokuetsu Industries Co. Ltd.	1,200	13,692
Honda Motor Co. Ltd., ADR	13,245	343,045
Honeys Holdings Co. Ltd.	100	1,089
Hoosiers Holdings Co. Ltd.	200	1,359
Horiba Ltd.	1,000	57,362
Hosiden Corp.	1,000	15,562
Hotland Co. Ltd.	100	1,414
Hoya Corp.	1,400	180,983
HS Holdings Co. Ltd.	3,000	16,882

Hulic Co. Ltd.(1)	6,600	59,500
Hyakugo Bank Ltd.	5,000	20,132
Hyakujushi Bank Ltd.	300	6,157
Ibiden Co. Ltd.	2,800	82,960
Ichigo, Inc.	5,000	12,296
Idec Corp.	500	7,976
IDOM, Inc.	3,000	21,914
Iida Group Holdings Co. Ltd.	3,000	45,067
I'll, Inc.	100	2,188
Imagica Group, Inc.	400	1,339
i-mobile Co. Ltd.	300	1,013
Inaba Denki Sangyo Co. Ltd.	1,200	30,523
Inabata & Co. Ltd.	300	6,537
Ines Corp.	200	2,313
INFRONEER Holdings, Inc.	4,900	39,769
Insource Co. Ltd.	400	2,833
Intage Holdings, Inc.	200	2,146
Internet Initiative Japan, Inc.	3,700	74,684
Inui Global Logistics Co. Ltd.	200	2,060
Iriso Electronics Co. Ltd.	300	5,348
I'rom Group Co. Ltd.(2)	100	1,722
Isetan Mitsukoshi Holdings Ltd.	5,800	82,788
Isuzu Motors Ltd.(1)	10,000	133,394
ITmedia, Inc.	100	1,002
Itoki Corp.	600	6,371
IwaiCosmo Holdings, Inc.	100	1,525
Iwaki Co. Ltd.	100	1,788
Iyogin Holdings, Inc.	5,600	57,838
Izumi Co. Ltd.	900	18,721
J Front Retailing Co. Ltd.	5,400	64,358
JAC Recruitment Co. Ltd.	800	3,701
Jaccs Co. Ltd.	700	17,417
Japan Aviation Electronics Industry Ltd.	3,000	52,404
Japan Exchange Group, Inc.(1)	11,000	133,112
Japan Lifeline Co. Ltd.	3,800	33,565
Japan Material Co. Ltd.(1)	200	2,130
Japan Post Bank Co. Ltd.(1)	6,200	58,666
Japan Post Holdings Co. Ltd.	8,300	83,236
Japan Post Insurance Co. Ltd.	3,700	77,592
Japan Wool Textile Co. Ltd.	600	4,999
JBCC Holdings, Inc.	100	3,146
Jeol Ltd.	800	28,031
JINUSHI Co. Ltd.	100	1,435
J-Lease Co. Ltd.	200	1,711
JM Holdings Co. Ltd.	100	1,819
Joshin Denki Co. Ltd.	100	1,548
Joyful Honda Co. Ltd.	300	3,573
JSB Co. Ltd.	200	3,647
JTEKT Corp.	5,500	38,599
Juroku Financial Group, Inc.	700	20,014
Justsystems Corp.	700	16,165
JVCKenwood Corp.	9,100	91,550
Kaga Electronics Co. Ltd.	1,000	17,559
Kakaku.com, Inc.	2,300	38,607
Kamigumi Co. Ltd.	900	20,295

Kanadevia Corp.	4,400	27,603
Kanamoto Co. Ltd.	1,000	19,155
Kanematsu Corp.	3,000	51,155
Kao Corp.	3,000	130,531
Katitas Co. Ltd.	2,300	32,384
Kato Sangyo Co. Ltd.	600	17,925
KDDI Corp.	10,900	360,270
Keihanshin Building Co. Ltd.	300	3,263
Keiyo Bank Ltd.	4,000	21,276
Keyence Corp.	200	86,779
KH Neochem Co. Ltd.(1)	3,000	40,882
Kibun Foods, Inc.	100	737
Kirin Holdings Co. Ltd.	6,300	88,034
Kiyo Bank Ltd.	900	12,438
Koa Corp.	200	1,300
Kohnan Shoji Co. Ltd.	700	16,832
Koito Manufacturing Co. Ltd.	1,500	19,540
Kojima Co. Ltd.	200	1,467
Kokuyo Co. Ltd.	3,000	56,118
Komatsu Ltd.	5,800	157,041
KOMEDA Holdings Co. Ltd.	200	3,849
Komeri Co. Ltd.	400	8,585
Konica Minolta, Inc.	12,600	55,134
Konoike Transport Co. Ltd.	600	11,923
KPP Group Holdings Co. Ltd.	3,000	13,101
K's Holdings Corp.	3,400	32,231
Kubota Corp.(1)	3,300	41,366
Kuraray Co. Ltd.	6,000	81,757
Kureha Corp.	1,100	20,765
Kurita Water Industries Ltd.	2,300	87,856
Kusuri No. Aoki Holdings Co. Ltd.	1,200	27,738
KYB Corp.	1,400	22,896
Kyocera Corp.	4,800	47,339
Kyowa Kirin Co. Ltd.	500	8,319
Kyushu Financial Group, Inc.	9,400	44,904
Kyushu Railway Co.	2,000	52,653
Lasertec Corp.(1)	400	44,054
Leopalace21 Corp.	5,600	20,510
Life Corp.	900	20,410
Lifedrink Co., Inc.	1,600	26,690
Link & Motivation, Inc.	100	364
Lintec Corp.	300	6,008
Lion Corp.	3,300	39,423
Lixil Corp.	3,500	40,008
LY Corp.	3,200	8,830
M3, Inc.	1,000	9,727
Mabuchi Motor Co. Ltd.	200	2,965
Macbee Planet, Inc.	400	6,830
Macnica Holdings, Inc.	3,600	42,370
Makita Corp.	4,700	147,588
Management Solutions Co. Ltd.(2)	100	1,212
Mani, Inc.	1,000	11,549
MarkLines Co. Ltd.	100	1,621
Marui Group Co. Ltd.	4,000	64,758
Maruwa Co. Ltd.	200	57,236

Maruzen Showa Unyu Co. Ltd.	500	21,437
Matsuda Sangyo Co. Ltd.	100	2,026
MatsukiyoCocokara & Co.	600	8,428
Maxell Ltd.	3,000	34,338
McDonald's Holdings Co. Japan Ltd.(1)	700	28,980
MCJ Co. Ltd.	3,200	29,642
Mebuki Financial Group, Inc.	15,600	69,288
Medical Data Vision Co. Ltd.	300	901
Medipal Holdings Corp.	3,200	51,985
Meidensha Corp.	1,100	28,339
MEIJI Holdings Co. Ltd.(1)	3,100	66,334
MEITEC Group Holdings, Inc.	1,700	32,124
Meiwa Corp.	300	1,264
Menicon Co. Ltd.	500	5,183
Micronics Japan Co. Ltd.(1)	3,000	75,426
Minebea Mitsumi, Inc.(1)	4,500	74,017
Mirarth Holdings, Inc.	6,300	21,255
Miroku Jyoho Service Co. Ltd.	200	2,537
Mitsuba Corp.	2,700	15,039
Mitsubishi Electric Corp.	9,200	156,210
Mitsubishi Estate Co. Ltd.	10,800	153,054
Mitsubishi Gas Chemical Co., Inc.	3,000	56,612
Mitsubishi Heavy Industries Ltd.	36,800	541,801
Mitsubishi Logistics Corp.	5,500	40,388
Mitsubishi Motors Corp.(1)	7,200	18,887
Mitsubishi Pencil Co. Ltd.	200	3,284
Mitsubishi Research Institute, Inc.	100	2,897
Mitsubishi Shokuhin Co. Ltd.	600	19,304
Mitsubishi UFJ Financial Group, Inc., ADR	51,427	612,496
Mitsui Chemicals, Inc.	4,100	95,286
Mitsui Fudosan Co. Ltd.	11,100	93,054
Mitsui Matsushima Holdings Co. Ltd.	300	6,857
Mitsui-Soko Holdings Co. Ltd.	1,200	60,938
MIXI, Inc.	1,200	22,553
Miyazaki Bank Ltd.	700	13,995
Mizuho Financial Group, Inc., ADR	72,258	367,071
Mizuno Corp.	300	16,390
Monex Group, Inc.	3,400	23,157
MonotaRO Co. Ltd.(1)	300	5,360
Morinaga & Co. Ltd.	1,600	29,288
Morinaga Milk Industry Co. Ltd.	2,800	54,928
MS&AD Insurance Group Holdings, Inc.	12,900	288,895
m-up Holdings, Inc.	200	2,204
Murata Manufacturing Co. Ltd.	8,900	148,922
Musashi Seimitsu Industry Co. Ltd.	1,300	28,788
Nagase & Co. Ltd.	3,000	61,327
Namura Shipbuilding Co. Ltd.(1)	2,700	27,739
Nankai Electric Railway Co. Ltd.	1,200	19,325
Nanto Bank Ltd.	900	18,302
NEC Corp.	4,600	393,292
NEC Networks & System Integration Corp.	900	19,774
NET One Systems Co. Ltd.	800	24,037
Net Protections Holdings, Inc.(2)	300	869
Nexon Co. Ltd.(1)	500	6,877
Nextage Co. Ltd.	1,200	11,609

NGK Insulators Ltd.	3,500	46,195
NHK Spring Co. Ltd.	4,800	55,876
Nichias Corp.	700	27,181
Nichicon Corp.(1)	2,800	19,592
NIDEC Corp.	800	14,755
Nifco, Inc.	3,000	72,150
Nihon Chouzai Co. Ltd.	200	1,902
Nihon Dempa Kogyo Co. Ltd.	400	2,448
Nihon House Holdings Co. Ltd.	200	437
Nihon M&A Center Holdings, Inc.	3,000	12,580
Nikkon Holdings Co. Ltd.	1,600	21,132
Nikon Corp.	3,000	35,554
Nintendo Co. Ltd.	5,300	311,057
Nippon Carbon Co. Ltd.	100	2,936
Nippon Chemi-Con Corp.(2)	300	2,184
NIPPON EXPRESS HOLDINGS, Inc.	1,600	83,330
Nippon Seiki Co. Ltd.	300	2,083
Nippon Shinyaku Co. Ltd.	900	26,243
Nippon Shokubai Co. Ltd.	3,000	36,438
Nippon Signal Co. Ltd.	300	1,837
Nippon Soda Co. Ltd.	600	10,869
Nippon Telegraph & Telephone Corp.	194,600	199,697
Nippon Television Holdings, Inc.	700	11,505
Nipro Corp.	6,300	58,191
Nishimatsuya Chain Co. Ltd.	3,000	47,442
Nishio Holdings Co. Ltd.(1)	600	14,748
Nissan Chemical Corp.	500	17,463
Nissha Co. Ltd.	3,000	32,674
Nissin Corp.	600	17,505
Nissin Foods Holdings Co. Ltd.	300	7,982
Niterra Co. Ltd.(1)	4,000	124,157
Nitori Holdings Co. Ltd.	200	25,674
Nitto Boseki Co. Ltd.	200	8,064
Nitto Denko Corp.	5,000	79,939
Nohmi Bosai Ltd.	200	3,921
Nojima Corp.	3,700	57,284
NOK Corp.	1,800	27,051
Nomura Co. Ltd.	1,500	7,723
Noritsu Koki Co. Ltd.	100	3,002
Noritz Corp.	1,800	20,670
North Pacific Bank Ltd.	5,300	15,467
NS Solutions Corp.	1,000	27,399
NSD Co. Ltd.	400	9,194
NSK Ltd.	9,600	42,282
NTT Data Group Corp.	3,600	69,952
Oat Agrio Co. Ltd.	100	1,352
Obic Co. Ltd.	500	16,423
Ogaki Kyoritsu Bank Ltd.	400	4,929
Oisix ra daichi, Inc.(2)	100	1,058
Oji Holdings Corp.	18,900	69,796
Okamoto Machine Tool Works Ltd.	100	2,687
Okamura Corp.	1,200	15,732
Oki Electric Industry Co. Ltd.	3,000	18,859
Olympus Corp.	3,100	49,015
Omron Corp.	400	12,789

Ono Pharmaceutical Co. Ltd.	6,000	68,935
Open House Group Co. Ltd.	100	3,703
Open Up Group, Inc.	100	1,212
Oracle Corp.	500	51,270
Oriental Land Co. Ltd.	500	11,798
OSG Corp.	1,700	19,942
Otsuka Corp.	3,200	79,926
Otsuka Holdings Co. Ltd.	2,800	162,696
Oyo Corp.	100	1,594
Pacific Industrial Co. Ltd.	3,000	25,982
Pack Corp.	100	2,387
PAL GROUP Holdings Co. Ltd.	1,200	26,004
PALTAC Corp.	200	5,761
Pan Pacific International Holdings Corp.	3,700	94,251
Park24 Co. Ltd.	3,000	36,044
Pasona Group, Inc.(1)	200	2,629
PeptiDream, Inc.(2)	1,600	31,562
Persol Holdings Co. Ltd.	28,400	43,828
Pigeon Corp.(1)	1,100	10,818
PILLAR Corp.	300	8,716
Pilot Corp.	300	9,621
Piolax, Inc.	200	3,259
Pola Orbis Holdings, Inc.	200	1,829
Premium Group Co. Ltd.	300	5,258
Press Kogyo Co. Ltd.	3,000	10,625
Prestige International, Inc.	3,000	13,312
Qol Holdings Co. Ltd.	1,000	9,821
Quick Co. Ltd.	100	1,356
Raccoon Holdings, Inc.	100	486
Rakus Co. Ltd.	300	4,114
Rakuten Group, Inc.(2)	5,200	29,968
Rasa Industries Ltd.	100	1,793
Recruit Holdings Co. Ltd.	6,400	445,169
Relo Group, Inc.	800	9,458
Renesas Electronics Corp.	6,500	85,255
Rengo Co. Ltd.	5,000	29,643
Resona Holdings, Inc.	25,600	214,107
Resonac Holdings Corp.(1)	2,900	79,275
Resorttrust, Inc.	2,800	55,645
Ricoh Co. Ltd.	7,400	84,311
Ricoh Leasing Co. Ltd.	800	27,498
Rion Co. Ltd.	100	1,728
Riso Kyoiku Co. Ltd.	3,000	5,779
Rohm Co. Ltd.	3,600	33,759
RYODEN Corp.	100	1,526
Ryohin Keikaku Co. Ltd.	7,400	152,266
Ryoyo Ryosan Holdings, Inc.	660	9,991
Sakai Moving Service Co. Ltd.	200	3,174
San-A Co. Ltd.	1,400	25,583
Sangetsu Corp.	1,200	23,150
San-In Godo Bank Ltd.	3,600	29,056
Sankyu, Inc.	800	27,692
Santen Pharmaceutical Co. Ltd.	8,400	96,734
Sanwa Holdings Corp.	4,100	123,832
Sanyo Denki Co. Ltd.	400	22,168

Sapporo Holdings Ltd.	1,000	59,156
Sato Holdings Corp.	1,500	22,251
SBI Sumishin Net Bank Ltd.	1,900	44,834
SBS Holdings, Inc.	500	8,069
SCREEN Holdings Co. Ltd.	1,000	63,243
Scroll Corp.	3,000	20,572
SCSK Corp.	600	12,158
Secom Co. Ltd.	1,400	48,917
Seibu Holdings, Inc.	7,000	145,345
Seikitokyu Kogyo Co. Ltd.	800	8,096
Seiko Epson Corp.	4,400	78,397
Seiko Group Corp.	400	11,046
Seino Holdings Co. Ltd.	3,500	57,608
Seiren Co. Ltd.	200	3,695
Sekisui House Ltd.	3,000	71,144
Sekisui Jushi Corp.	100	1,423
Senko Group Holdings Co. Ltd.	3,500	35,218
Senshu Electric Co. Ltd.	200	6,715
Senshu Ikeda Holdings, Inc.	8,000	20,761
Seria Co. Ltd.	500	9,382
SG Holdings Co. Ltd.	4,800	47,238
Sharp Corp.(2)	500	3,216
Shibaura Electronics Co. Ltd.	200	4,276
Shibaura Mechatronics Corp.	300	14,863
SHIFT, Inc.(2)	100	11,367
Shimadzu Corp.	700	19,754
Shimamura Co. Ltd.	800	45,410
Shimano, Inc.	500	69,508
Shin Nippon Biomedical Laboratories Ltd.	100	1,069
Shindengen Electric Manufacturing Co. Ltd.	100	1,605
Shin-Etsu Chemical Co. Ltd.	6,200	230,072
Shinsho Corp.	100	4,002
Shionogi & Co. Ltd.	11,100	157,450
Ship Healthcare Holdings, Inc.	3,000	44,242
Shiseido Co. Ltd.(1)	600	11,165
Shizuoka Financial Group, Inc.(1)	5,100	45,443
Shoei Co. Ltd.	1,800	29,764
Shofu, Inc.	200	2,785
SIGMAXYZ Holdings, Inc.	1,000	6,028
Siix Corp.	1,100	8,262
Sinfonia Technology Co. Ltd.	700	27,149
SKY Perfect JSAT Holdings, Inc.	3,400	19,700
Skylark Holdings Co. Ltd.(1)	3,000	45,671
SMS Co. Ltd.	500	5,582
Socionext, Inc.	1,000	16,263
SoftBank Corp.	90,000	116,326
SoftBank Group Corp.	200	11,989
Softcreate Holdings Corp.	200	2,946
Sohgo Security Services Co. Ltd.	5,100	38,216
Solasto Corp.	400	1,235
Sompo Holdings, Inc.	11,100	293,287
Sony Group Corp., ADR	40,750	817,037
S-Pool, Inc.	3,000	6,404
Square Enix Holdings Co. Ltd.	1,600	64,547
Stanley Electric Co. Ltd.	1,500	25,276

Star Micronics Co. Ltd.	3,000	36,485
Starts Corp., Inc.	1,000	24,620
Studio Alice Co. Ltd.	100	1,401
Sugi Holdings Co. Ltd.	2,700	45,694
Sumida Corp.	1,200	7,792
Sumitomo Bakelite Co. Ltd.	400	9,764
Sumitomo Chemical Co. Ltd.	8,600	20,868
Sumitomo Electric Industries Ltd.	14,000	270,293
Sumitomo Forestry Co. Ltd.(1)	3,000	114,506
Sumitomo Mitsui Financial Group, Inc., ADR(1)	38,120	564,557
Sumitomo Mitsui Trust Group, Inc.	7,400	185,531
Sumitomo Realty & Development Co. Ltd.	4,500	139,608
Sumitomo Riko Co. Ltd.	3,300	34,505
Sumitomo Rubber Industries Ltd.(1)	5,200	57,380
Sumitomo Warehouse Co. Ltd.	700	12,868
Sun Frontier Fudousan Co. Ltd.	3,000	37,713
Sundrug Co. Ltd.	1,000	24,648
Suntory Beverage & Food Ltd.	3,000	102,231
Suzuken Co. Ltd.	1,800	56,321
Suzuki Motor Corp.	12,000	127,612
SWCC Corp.	3,000	151,375
Sysmex Corp.	3,600	76,294
Systena Corp.	3,100	7,329
Syuppin Co. Ltd.	100	671
T&D Holdings, Inc.	5,200	98,567
Tachibana Eletech Co. Ltd.	700	12,024
Tachi-S Co. Ltd.	1,300	14,771
Taikisha Ltd.	900	28,233
Taiyo Yuden Co. Ltd.(1)	700	10,009
Takaoka Toko Co. Ltd.	100	1,330
Takara & Co. Ltd.	200	3,622
Takara Holdings, Inc.	300	2,586
Takashimaya Co. Ltd.(1)	7,600	60,758
Takeda Pharmaceutical Co. Ltd., ADR(1)	8,257	112,460
Tamron Co. Ltd.	2,200	63,084
Tanseisha Co. Ltd.	100	542
TDK Corp.	27,000	349,961
TechMatrix Corp.	400	6,601
TechnoPro Holdings, Inc.	3,000	55,120
Teijin Ltd.	4,100	36,132
Tera Probe, Inc.	400	7,512
Terumo Corp.	1,000	20,425
TIS, Inc.	3,100	76,022
TKC Corp.	200	5,162
TOA ROAD Corp.	2,000	16,928
Tocalo Co. Ltd.	1,900	22,427
Tochigi Bank Ltd.	1,200	2,154
Toei Co. Ltd.	500	21,298
Toho Bank Ltd.	8,400	15,232
Toho Co. Ltd.	300	13,131
Toho Co. Ltd.	300	5,556
Toho Holdings Co. Ltd.	1,400	40,015
Tokai Corp.	100	1,425
Tokai Rika Co. Ltd.	1,600	22,111
Tokio Marine Holdings, Inc.	13,900	518,312

Tokyo Century Corp.	4,800	47,499
Tokyo Electron Device Ltd.	300	6,215
Tokyo Electron Ltd.	3,200	501,703
Tokyo Individualized Educational Institute, Inc.	200	519
Tokyo Kiraboshi Financial Group, Inc.	900	25,113
Tokyo Tatemono Co. Ltd.	4,600	79,538
Tokyo Tekko Co. Ltd.	700	29,889
Tokyu Corp.	4,000	46,804
Tokyu Fudosan Holdings Corp.	18,700	122,650
Tomy Co. Ltd.	3,300	93,605
Topcon Corp.	400	4,264
Topre Corp.	1,400	17,601
Topy Industries Ltd.	200	2,500
Toray Industries, Inc.	20,600	131,753
Torex Semiconductor Ltd.	100	856
Tosei Corp.	200	3,263
Toshiba TEC Corp.	100	2,430
Totech Corp.	1,200	19,682
TOTO Ltd.	100	2,702
Towa Corp.	2,700	28,775
Toyo Corp.	100	975
Toyo Securities Co. Ltd.	600	2,506
Toyo Seikan Group Holdings Ltd.	3,900	61,947
Toyo Tanso Co. Ltd.	100	2,935
Toyo Tire Corp.	3,700	57,621
Toyobo Co. Ltd.	3,000	18,615
Toyoda Gosei Co. Ltd.	3,000	49,495
Toyota Boshoku Corp.	1,500	19,099
Toyota Motor Corp., ADR	4,114	701,972
TPR Co. Ltd.	300	4,709
Trancom Co. Ltd.	300	20,595
Transcosmos, Inc.	600	13,892
Trend Micro, Inc.	2,000	110,268
Trusco Nakayama Corp.	1,700	24,414
TS Tech Co. Ltd.	3,000	33,140
TSI Holdings Co. Ltd.	3,000	17,922
Tsubakimoto Chain Co.	2,400	30,068
Tsugami Corp.	2,500	22,731
Tsukuba Bank Ltd.	3,000	4,661
Tsuruha Holdings, Inc.	300	16,632
TV Asahi Holdings Corp.	400	5,843
Tv Tokyo Holdings Corp.	100	2,047
Uchida Yoko Co. Ltd.	400	18,673
Ulvac, Inc.	700	28,883
Unicharm Corp.	1,800	46,895
Unipres Corp.	3,000	19,217
United Arrows Ltd.	900	15,806
Ushio, Inc.	300	4,096
USS Co. Ltd.	9,000	83,459
UT Group Co. Ltd.	700	9,530
V Technology Co. Ltd.	100	1,480
Valor Holdings Co. Ltd.	1,400	20,208
Valqua Ltd.	300	6,599
ValueCommerce Co. Ltd.	100	757
Vector, Inc.	500	3,238

Vital KSK Holdings, Inc.	2,400	19,057
Wacoal Holdings Corp.	100	3,430
Wakachiku Construction Co. Ltd.	400	9,689
Wakita & Co. Ltd.	1,100	11,486
Welcia Holdings Co. Ltd.(1)	1,500	19,470
West Japan Railway Co.	7,300	137,469
Will Group, Inc.	100	639
World Co. Ltd.	1,000	14,713
Xebio Holdings Co. Ltd.	100	750
YAKUODO Holdings Co. Ltd.	100	1,364
YAMABIKO Corp.	1,200	19,855
Yamada Holdings Co. Ltd.	15,300	46,715
Yamae Group Holdings Co. Ltd.	600	8,324
Yamaguchi Financial Group, Inc.	4,500	47,832
Yamaha Corp.	300	2,212
Yamaha Motor Co. Ltd.(1)	12,900	112,394
Yamaichi Electronics Co. Ltd.	300	4,600
Yamanashi Chuo Bank Ltd.	1,200	13,927
Yamato Holdings Co. Ltd.(1)	3,400	39,316
Yaoko Co. Ltd.	400	24,706
Yaskawa Electric Corp.	200	5,259
Yellow Hat Ltd.	400	6,876
Yokogawa Electric Corp.	1,000	22,345
Yokohama Rubber Co. Ltd.(1)	3,100	62,988
Yokorei Co. Ltd.	600	3,192
Yuasa Trading Co. Ltd.	400	11,570
Zenkoku Hosho Co. Ltd.	700	25,097
Zenrin Co. Ltd.	600	3,245
Zeon Corp.	600	5,637
ZIGExN Co. Ltd.	600	2,117
ZOZO, Inc.	900	28,400
		30,807,939
Netherlands — 3.8%
Aalberts NV	2,213	84,834
ABN AMRO Bank NV, CVA(1)	7,726	119,778
Adyen NV(2)	158	229,971
Aegon Ltd.	26,335	170,914
AerCap Holdings NV	3,357	333,551
Akzo Nobel NV	2,098	122,500
Allfunds Group PLC	2,410	14,184
Arcadis NV	572	37,710
ASM International NV	224	120,551
ASML Holding NV, NY Shares	1,528	1,049,140
ASR Nederland NV(1)	4,388	209,717
B&S Group SARL	501	2,412
BE Semiconductor Industries NV(1)	1,429	169,909
Brunel International NV(1)	75	697
Coca-Cola Europacific Partners PLC	829	64,314
Constellium SE(2)	3,584	43,940
Corbion NV	1,428	33,133
DSM-Firmenich AG	1,697	186,405
Flow Traders Ltd.(1)	664	14,786
Heineken Holding NV	122	7,731
Heineken NV(1)	718	53,146
IMCD NV(1)	254	38,108

ING Groep NV, ADR	35,517	548,738
InPost SA(2)	5,882	103,005
Just Eat Takeaway.com NV(2)	4,834	77,139
Koninklijke Ahold Delhaize NV	9,937	342,995
Koninklijke BAM Groep NV	7,926	34,000
Koninklijke Heijmans NV, CVA	1,136	34,734
Koninklijke KPN NV	56,930	220,696
Koninklijke Philips NV, NY Shares(2)	8,808	239,930
NN Group NV	4,529	210,184
Pharming Group NV(1)(2)	17,107	13,202
PostNL NV	114	125
Prosus NV(1)(2)	5,318	216,484
Randstad NV(1)	1,664	73,074
Signify NV	170	3,801
TKH Group NV, CVA	635	20,630
Universal Music Group NV	4,160	100,171
Van Lanschot Kempen NV	94	4,208
Wolters Kluwer NV	774	129,174
		5,479,721
New Zealand — 0.2%
Auckland International Airport Ltd.	12,442	57,194
Chorus Ltd.	9,223	48,895
EBOS Group Ltd.	1,041	23,433
Fisher & Paykel Healthcare Corp. Ltd.	2,115	47,690
Fletcher Building Ltd.(2)	21,462	39,587
KMD Brands Ltd.(2)	7,291	1,790
Mercury NZ Ltd.	10,462	41,043
Meridian Energy Ltd.	7,193	26,469
Spark New Zealand Ltd.(1)	22,742	39,346
		325,447
Norway — 0.8%
2020 Bulkers Ltd.	579	6,733
ABG Sundal Collier Holding ASA	1,917	1,153
Atea ASA(2)	751	9,251
B2 Impact ASA	2,442	2,158
Bakkafrost P	437	25,907
Borregaard ASA	1,296	21,541
DNB Bank ASA	6,816	142,642
Elopak ASA	1,557	6,221
Europris ASA	2,707	16,237
Gjensidige Forsikring ASA	829	14,757
Grieg Seafood ASA	2,444	13,486
Kid ASA	374	4,329
Kitron ASA	5,758	16,443
Kongsberg Automotive ASA(2)	16,946	2,311
Kongsberg Gruppen ASA	520	61,278
Leroy Seafood Group ASA	1,370	6,406
Mowi ASA	4,208	76,562
Norsk Hydro ASA	6,309	39,203
OKEA ASA	1,052	1,907
Orkla ASA	2,862	26,437
Petronor E&P ASA(2)	112	102
Protector Forsikring ASA	2,371	62,200
Rana Gruber ASA	577	4,024
Salmar ASA	638	33,224

Scatec ASA(2)	4,874	35,790
Schibsted ASA, B Shares	2,356	75,786
Schibsted ASA, Class A	1,915	65,679
Sea1 offshore, Inc.	922	2,426
Solstad Offshore ASA(2)	1,789	6,826
SpareBank 1 Nord Norge	5,024	53,812
Sparebank 1 Oestlandet	345	4,710
SpareBank 1 SMN	2,781	41,375
SpareBank 1 Sor-Norge ASA	4,722	61,860
Storebrand ASA	10,531	115,784
Telenor ASA	5,210	61,429
TGS ASA	2,637	25,843
TOMRA Systems ASA	556	7,857
Veidekke ASA	2,116	26,219
		1,179,908
Portugal — 0.2%
Altri SGPS SA	1,926	10,139
Banco Comercial Portugues SA, R Shares	262,164	124,092
Corticeira Amorim SGPS SA	1,775	15,614
CTT-Correios de Portugal SA	356	1,680
EDP Renovaveis SA	1,712	20,097
Jeronimo Martins SGPS SA	2,416	47,105
Navigator Co. SA	7,527	27,318
NOS SGPS SA	3,614	13,217
Sonae SGPS SA	24,621	24,545
		283,807
Singapore — 1.5%
AEM Holdings Ltd.	201	198
Aztech Global Ltd.	6,700	3,480
Capitaland India Trust	14,892	12,251
CapitaLand Investment Ltd.	42,300	86,313
City Developments Ltd.	4,000	15,560
ComfortDelGro Corp. Ltd.	102,100	111,311
DBS Group Holdings Ltd.	14,410	457,256
Frencken Group Ltd.	14,400	12,726
Grab Holdings Ltd., Class A(2)	5,972	29,860
Hong Fok Corp. Ltd.	17,100	10,550
Hutchison Port Holdings Trust, U Shares	190,500	30,118
iFAST Corp. Ltd.	2,700	15,004
Netlink NBN Trust	25,300	16,343
Oversea-Chinese Banking Corp. Ltd.	28,700	348,840
Samudera Shipping Line Ltd.	5,200	3,164
SATS Ltd.	24,680	69,338
Sea Ltd., ADR(2)	1,297	147,599
Sheng Siong Group Ltd.	12,300	15,156
SIA Engineering Co. Ltd.	1,100	1,972
Singapore Exchange Ltd.	7,400	70,251
Singapore Post Ltd.	66,300	28,731
Singapore Technologies Engineering Ltd.	20,200	67,897
Singapore Telecommunications Ltd.	37,800	87,547
Stamford Land Corp. Ltd.	4,300	1,188
StarHub Ltd.	4,800	4,374
UMS Integration Ltd.(1)	9,000	6,928
United Overseas Bank Ltd.	16,900	458,847
UOL Group Ltd.	9,900	39,192

Venture Corp. Ltd.	3,000	28,838
Yanlord Land Group Ltd.(1)(2)	15,900	7,662
Yoma Strategic Holdings Ltd.(2)	32,800	1,571
		2,190,065
Spain — 2.3%
Acciona SA	441	56,109
Aena SME SA	1,017	220,254
Amadeus IT Group SA	1,976	138,775
Atresmedia Corp. de Medios de Comunicacion SA	2,023	9,721
Banco Bilbao Vizcaya Argentaria SA, ADR	49,324	466,112
Banco de Sabadell SA	81,551	153,767
Banco Santander SA, ADR	85,148	393,384
Bankinter SA	9,894	78,268
CaixaBank SA	17,796	96,716
Cellnex Telecom SA	1,625	58,395
CIE Automotive SA	213	5,654
Construcciones y Auxiliar de Ferrocarriles SA	570	19,825
Corp. ACCIONA Energias Renovables SA	426	9,135
eDreams ODIGEO SA(1)(2)	213	1,567
Ence Energia y Celulosa SA(1)	2,505	7,314
Endesa SA	2,983	65,394
Ercros SA	1,186	4,418
Fluidra SA	246	6,431
Gestamp Automocion SA	6,193	16,911
Global Dominion Access SA	1,250	3,533
Grifols SA(1)(2)	606	5,526
Grupo Catalana Occidente SA	418	16,016
Iberdrola SA	30,611	436,501
Industria de Diseno Textil SA	8,751	482,908
Laboratorios Farmaceuticos Rovi SA	218	14,853
Mapfre SA	11,934	31,024
Melia Hotels International SA	4,221	30,196
Neinor Homes SA(2)	963	15,427
Pharma Mar SA(2)	261	21,560
Prosegur Cash SA	3,823	2,121
Redeia Corp. SA	10,003	178,673
Sacyr SA	20,467	66,890
Telefonica SA, ADR	39,408	176,942
Viscofan SA	652	42,102
		3,332,422
Sweden — 3.1%
AcadeMedia AB	202	1,105
AddLife AB, B Shares	278	3,396
AddTech AB, B Shares	1,435	39,505
Alfa Laval AB	1,095	46,656
Ambea AB	596	5,255
AQ Group AB	1,525	18,597
Arise AB	1,053	3,567
Arjo AB, B Shares	4,676	14,732
Assa Abloy AB, Class B	2,868	88,083
Atlas Copco AB, A Shares	10,567	168,925
Atlas Copco AB, B Shares	6,146	86,915
Atrium Ljungberg AB, B Shares	489	9,047
Avanza Bank Holding AB	2,895	62,200
Axfood AB(1)	1,423	30,514

Beijer Alma AB	42	663
Beijer Ref AB	967	15,256
Bilia AB, A Shares	1,817	20,451
Billerud Aktiebolag	4,885	42,841
BioGaia AB, B Shares	1,038	10,202
Boliden AB	3,737	111,589
Bonava AB, B Shares(2)	2,172	1,532
Boozt AB(1)(2)	2,396	24,151
Bravida Holding AB	965	6,982
Bufab AB	787	29,498
Byggmax Group AB	895	3,609
Camurus AB(2)	290	15,175
Castellum AB(2)	4,030	47,673
Catena AB	567	25,436
Cibus Nordic Real Estate AB publ	555	8,888
Cint Group AB(2)	49	56
Clas Ohlson AB, B Shares	2,298	41,592
Cloetta AB, B Shares	4,031	9,624
Coor Service Management Holding AB	955	2,949
Corem Property Group AB, B Shares	5,327	3,449
Dios Fastigheter AB	1,456	10,765
Dynavox Group AB(2)	534	2,870
Electrolux AB, B Shares(2)	2,937	21,971
Electrolux Professional AB, B Shares	865	5,559
Elekta AB, B Shares	3,689	22,023
Embracer Group AB(1)(2)	17,976	47,438
Epiroc AB, A Shares	3,661	66,741
Epiroc AB, B Shares	2,170	35,804
EQT AB	1,215	36,835
Essity AB, B Shares	5,165	142,286
Fabege AB	4,335	33,779
Fastighets AB Balder, B Shares(2)	8,695	67,002
Fastighetsbolaget Emilshus AB, Class B(2)	99	444
Fortnox AB	4,821	30,117
G5 Entertainment AB	183	1,693
Getinge AB, B Shares	4,089	64,027
Granges AB	4,227	48,179
H & M Hennes & Mauritz AB, B Shares(1)	7,158	99,360
Hemnet Group AB	1,221	36,701
Hexagon AB, B Shares	4,177	35,610
Hexatronic Group AB(2)	5,741	19,823
Hexpol AB	2,491	24,137
HMS Networks AB	212	7,589
Holmen AB, B Shares	474	17,876
Hufvudstaden AB, A Shares	1,089	12,559
Husqvarna AB, B Shares	4,455	25,779
Industrivarden AB, A Shares	658	21,617
Indutrade AB	2,325	59,394
Instalco AB	865	2,443
Investment AB Latour, B Shares	497	12,631
Inwido AB	1,813	30,440
JM AB	2,178	35,048
Loomis AB	1,472	45,100
Medcap AB(2)	408	20,642
MEKO AB	546	6,680

MIPS AB	151	6,710
Modern Times Group MTG AB, B Shares(2)	2,611	22,047
Mycronic AB	1,472	52,228
NCC AB, B Shares	1,743	26,060
Neobo Fastigheter AB(1)(2)	768	1,596
New Wave Group AB, B Shares	1,334	11,838
Nibe Industrier AB, B Shares	2,360	10,013
Nobia AB(2)	8,984	3,077
Note AB(2)	43	509
NP3 Fastigheter AB	794	18,797
Nyfosa AB	3,646	36,478
Pandox AB	1,358	23,955
Paradox Interactive AB	591	10,075
Peab AB, Class B	4,804	35,347
Platzer Fastigheter Holding AB, B Shares(1)	723	5,838
RaySearch Laboratories AB	1,530	29,209
Rvrc Holding AB	3,493	12,668
Saab AB, Class B	5,072	111,209
Samhallsbyggnadsbolaget i Norden AB	17,697	6,260
Samhallsbyggnadsbolaget i Norden AB, D Shares	1,134	603
Sandvik AB	7,146	132,259
Scandic Hotels Group AB(2)	1,989	12,343
Sectra AB, B Shares(2)	1,680	43,921
Securitas AB, B Shares(1)	1,580	20,022
Sinch AB(2)	15,420	28,250
Skandinaviska Enskilda Banken AB, A Shares	10,320	143,197
Skanska AB, B Shares	4,703	98,192
SKF AB, B Shares(1)	5,779	111,108
SkiStar AB	2,219	34,199
Spotify Technology SA(2)	206	98,254
Svenska Cellulosa AB SCA, B Shares	3,357	43,662
Svenska Handelsbanken AB, A Shares(1)	12,380	128,757
Sweco AB, B Shares	619	9,300
Swedbank AB, A Shares	7,627	149,405
Synsam AB	555	2,239
Tele2 AB, B Shares	2,731	28,684
Telefonaktiebolaget LM Ericsson, ADR	30,853	251,143
Telia Co. AB	27,258	79,917
Thule Group AB	927	29,200
Troax Group AB	1,065	20,369
Truecaller AB, B Shares	987	4,452
Viaplay Group AB, B Shares(1)(2)	308	19
Vitec Software Group AB, B Shares	501	22,452
Vitrolife AB	920	18,984
Volvo AB, A Shares	1,391	34,843
Volvo AB, B Shares	10,493	261,354
Volvo Car AB, Class B(1)(2)	12,030	26,381
Wallenstam AB, B Shares	2,454	11,574
Wihlborgs Fastigheter AB	4,940	50,125
		4,470,197
Switzerland — 7.9%
ABB Ltd.	3,977	227,044
Accelleron Industries AG	1,251	70,270
Adecco Group AG	685	18,292
Alcon AG	4,023	358,149

Allreal Holding AG	220	40,431
ALSO Holding AG	190	50,691
ams-OSRAM AG(2)	2,682	17,312
Arbonia AG(2)	2,320	30,028
Ascom Holding AG	1,227	5,791
Autoneum Holding AG	154	18,059
Bachem Holding AG, Class B(1)	421	32,625
Baloise Holding AG	637	121,044
Banque Cantonale Vaudoise	422	41,880
Barry Callebaut AG(1)	35	53,467
Belimo Holding AG	125	83,805
Bossard Holding AG, Class A(1)	144	32,626
Bucher Industries AG	156	60,383
Bystronic AG	32	12,161
Calida Holding AG	79	2,208
Cembra Money Bank AG	575	52,976
Chocoladefabriken Lindt & Spruengli AG	1	113,611
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	5	57,881
Cie Financiere Richemont SA, Class A(1)	3,860	539,943
Clariant AG(1)(2)	5,912	71,407
COSMO Pharmaceuticals NV	140	10,041
Daetwyler Holding AG, Bearer Shares(1)	196	30,645
DKSH Holding AG	899	66,902
dormakaba Holding AG	107	81,169
Flughafen Zurich AG	252	59,990
Forbo Holding AG	30	26,575
Geberit AG	290	174,915
Georg Fischer AG	1,247	96,843
Givaudan SA	16	70,588
Helvetia Holding AG	518	90,851
Huber & Suhner AG	466	39,817
Idorsia Ltd.(1)(2)	261	256
Implenia AG	377	12,527
Inficon Holding AG	50	58,214
Interroll Holding AG	17	41,964
Intershop Holding AG	30	4,194
Julius Baer Group Ltd.	3,418	226,359
Kardex Holding AG	110	34,214
Kuehne & Nagel International AG	738	176,605
LEM Holding SA(1)	15	13,330
Leonteq AG(1)	218	5,843
Logitech International SA	1,693	137,587
Lonza Group AG	484	290,208
Medmix AG(1)	776	7,577
Mobilezone Holding AG	927	14,709
Mobimo Holding AG	83	27,000
Montana Aerospace AG(2)	931	16,251
Nestle SA	5,897	512,094
Novartis AG, ADR	11,733	1,240,999
OC Oerlikon Corp. AG Pfaffikon(1)	454	1,932
Orior AG(1)	273	12,759
Partners Group Holding AG	376	546,433
Peach Property Group AG(1)(2)	94	923
PolyPeptide Group AG(2)	280	9,211
PSP Swiss Property AG	557	81,223

Roche Holding AG	4,127	1,199,103
Roche Holding AG, Bearer Shares	153	47,102
Schindler Holding AG	232	65,810
Schindler Holding AG, Bearer Participation Certificate	390	112,772
Schweiter Technologies AG	6	2,775
SGS SA	1,206	119,797
Siegfried Holding AG(2)	89	112,586
SIG Group AG(2)	704	13,957
Sika AG	565	146,625
SKAN Group AG	211	17,821
Softwareone Holding AG(2)	1,446	12,757
Sonova Holding AG	191	65,337
St. Galler Kantonalbank AG	52	25,155
Stadler Rail AG	1,487	32,813
Straumann Holding AG	797	104,115
Sulzer AG	465	70,114
Swatch Group AG(1)	731	26,016
Swatch Group AG, Bearer Shares(1)	403	73,446
Swiss Life Holding AG	496	406,879
Swiss Prime Site AG(1)	1,054	116,524
Swiss Re AG	2,579	381,124
Swisscom AG	441	254,740
Swissquote Group Holding SA	165	64,925
Temenos AG	772	50,832
TX Group AG	33	6,008
UBS Group AG	24,738	800,027
Valiant Holding AG	269	32,065
Vontobel Holding AG	472	31,155
Zehnder Group AG	447	23,405
Zurich Insurance Group AG	1,211	768,639
		11,517,256
United Kingdom — 13.4%
3i Group PLC	19,710	931,401
4imprint Group PLC	1,234	79,464
abrdn PLC	20,535	36,852
Admiral Group PLC	6,038	196,986
Advanced Medical Solutions Group PLC	120	325
AG Barr PLC	1,581	12,435
Airtel Africa PLC	7,779	10,448
AJ Bell PLC	9,713	58,679
Alliance Pharma PLC(2)	3,707	2,170
Anglo American PLC	14,603	468,936
Antofagasta PLC	4,265	92,467
Ashmore Group PLC	6,180	13,788
Ashtead Group PLC	6,945	556,613
ASOS PLC(2)	473	2,266
AstraZeneca PLC, ADR	12,913	873,177
Auto Trader Group PLC	15,976	170,654
Aviva PLC	17,993	110,812
B&M European Value Retail SA	15,450	68,240
BAE Systems PLC	11,954	186,840
Bank of Georgia Group PLC	1,181	70,477
Barclays PLC, ADR	53,655	723,269
Barratt Redrow PLC	12,925	70,390
Beazley PLC	14,749	145,717

Bellway PLC	1,768	56,444
Berkeley Group Holdings PLC	1,190	62,890
Bloomsbury Publishing PLC	2,816	23,778
Britvic PLC	6,606	108,517
BT Group PLC	92,304	187,206
Bunzl PLC	1,190	53,891
Burberry Group PLC	8,805	100,782
Bytes Technology Group PLC	5,314	30,666
Central Asia Metals PLC	7,873	16,261
Centrica PLC	115,062	186,611
Chemring Group PLC	6,947	31,349
Clarkson PLC	518	26,252
Close Brothers Group PLC(2)	3,501	9,970
CMC Markets PLC	3,530	12,404
Coats Group PLC	62,660	76,834
Coca-Cola HBC AG(2)	4,125	147,241
Compass Group PLC	9,726	333,249
Computacenter PLC	2,120	60,079
ConvaTec Group PLC	9,131	27,387
Crest Nicholson Holdings PLC	6,224	13,108
Croda International PLC	883	38,777
De La Rue PLC(2)	1,379	1,789
Deliveroo PLC(2)	7,226	13,790
DFS Furniture PLC	10,801	19,050
Diageo PLC, ADR	3,744	446,884
Direct Line Insurance Group PLC	17,487	52,206
Domino's Pizza Group PLC	1,508	6,533
dotdigital group PLC	2,241	2,632
Dowlais Group PLC	10,251	7,731
Dr. Martens PLC	1,282	1,127
Drax Group PLC	8,997	76,412
DS Smith PLC	30,206	223,953
Dunelm Group PLC	3,891	56,700
Elementis PLC	11,903	20,159
Experian PLC	5,252	251,065
Firstgroup PLC	26,990	52,010
Forterra PLC	7,443	16,937
Frasers Group PLC(2)	3,237	30,382
Frontier Developments PLC(2)	147	439
Funding Circle Holdings PLC(2)	16,084	28,930
Games Workshop Group PLC	1,050	188,914
Gamma Communications PLC	1,981	39,797
Genus PLC	48	1,050
Georgia Capital PLC(2)	520	7,819
Grafton Group PLC	5,672	68,127
Grainger PLC	14,430	43,054
Greggs PLC	3,419	117,651
GSK PLC, ADR	16,479	562,428
Gym Group PLC(2)	1,381	2,795
Haleon PLC, ADR(1)	16,906	163,312
Halfords Group PLC	3,648	6,969
Halma PLC	157	5,412
Hargreaves Lansdown PLC	7,544	104,936
Hays PLC	38,579	38,639
Helios Towers PLC(2)	17,406	21,803

Hikma Pharmaceuticals PLC	5,025	123,049
Hiscox Ltd.	7,688	102,708
Hollywood Bowl Group PLC	6,800	27,700
Howden Joinery Group PLC	14,527	151,068
HSBC Holdings PLC, ADR	27,855	1,306,121
Ibstock PLC	9,891	23,475
IG Group Holdings PLC	8,129	99,067
IMI PLC	2,842	65,838
Impax Asset Management Group PLC	3,370	14,312
Inchcape PLC	6,520	63,896
Informa PLC	898	9,796
InterContinental Hotels Group PLC	618	77,111
Intermediate Capital Group PLC	4,349	117,197
International Distribution Services PLC	19,172	87,091
International Workplace Group PLC	13,812	29,338
Intertek Group PLC	1,775	106,573
Investec PLC	9,417	68,440
IP Group PLC(1)(2)	12,733	7,106
ITV PLC	76,280	70,596
J D Wetherspoon PLC	2,815	23,003
J Sainsbury PLC	38,455	127,885
JD Sports Fashion PLC	49,004	63,625
Johnson Matthey PLC	3,033	52,470
Johnson Service Group PLC	22,596	41,415
Jubilee Metals Group PLC(1)(2)	7,916	474
Jupiter Fund Management PLC	3,692	3,928
Just Group PLC	16,383	29,865
Kainos Group PLC	1,547	15,286
Kingfisher PLC	24,078	75,942
Lancashire Holdings Ltd.	3,926	31,705
Legal & General Group PLC	33,274	93,775
Liontrust Asset Management PLC	2,676	14,891
Lloyds Banking Group PLC, ADR	191,287	516,475
London Stock Exchange Group PLC	855	122,538
M&G PLC	22,445	56,629
Man Group PLC	32,132	86,019
Marks & Spencer Group PLC	59,439	289,744
Marshalls PLC	1,215	4,902
Marston's PLC(2)	12,037	5,986
Me Group International PLC	5,119	14,265
Mears Group PLC	3,833	17,825
Metro Bank Holdings PLC(2)	960	1,272
Mitchells & Butlers PLC(2)	5,167	16,210
Molten Ventures PLC(2)	4,257	17,092
Mondi PLC	6,865	104,003
MONY Group PLC	9,846	24,554
Morgan Advanced Materials PLC	6,799	22,988
Morgan Sindall Group PLC	1,399	67,796
NatWest Group PLC, ADR	34,376	355,448
Next 15 Group PLC	2,312	12,587
Next PLC	2,645	339,703
Nexxen International Ltd.(2)	1,016	5,003
Ninety One PLC	5,104	10,392
Ocado Group PLC(2)	5,866	23,594
OSB Group PLC	9,951	50,778

Oxford Nanopore Technologies PLC(2)	3,685	7,468
Pagegroup PLC	10,810	49,596
Paragon Banking Group PLC	5,421	52,101
PayPoint PLC	2,378	24,790
Pearson PLC, ADR(1)	6,095	95,265
Pennon Group PLC	4,373	33,565
Persimmon PLC	3,041	48,715
Pets at Home Group PLC	2,830	8,372
Phoenix Group Holdings PLC	4,282	28,026
Pinewood Technologies Group PLC	499	2,181
Plus500 Ltd.	3,181	103,868
Prax Exploration & Production PLC(2)	44,885	1,011
Premier Foods PLC	8,265	20,562
Prudential PLC, ADR	3,306	54,053
QinetiQ Group PLC	10,804	57,127
Quilter PLC	65,467	125,307
Rathbones Group PLC	910	19,288
Reach PLC	19,189	21,748
Reckitt Benckiser Group PLC	4,607	285,773
RELX PLC, ADR	9,115	429,134
Renewi PLC	590	6,101
Renishaw PLC	188	7,487
Rentokil Initial PLC	6,058	30,407
Ricardo PLC	2,015	10,302
Rightmove PLC	11,242	92,426
Rolls-Royce Holdings PLC(2)	27,328	194,396
RS Group PLC	3,876	35,255
RWS Holdings PLC	2,012	3,943
Sage Group PLC	5,091	85,000
Schroders PLC	6,155	24,699
Senior PLC	1,051	1,943
Severn Trent PLC	2,677	91,895
SIG PLC(2)	48,062	11,815
Smith & Nephew PLC, ADR(1)	4,128	106,420
Smiths Group PLC	2,069	46,634
Softcat PLC	3,965	79,705
Spectris PLC	1,295	41,769
Speedy Hire PLC	7,713	3,083
Spirax Group PLC	268	24,485
Spire Healthcare Group PLC	6,626	18,999
Spirent Communications PLC(2)	7,680	16,743
SSE PLC	3,987	89,920
SSP Group PLC	16,333	33,277
St. James's Place PLC	11,051	126,979
Standard Chartered PLC	33,126	409,536
SThree PLC	2,269	10,338
Strix Group PLC(2)	2,815	1,918
Synthomer PLC(2)	4,424	9,401
Taylor Wimpey PLC	84,333	140,725
TBC Bank Group PLC	1,382	53,317
THG PLC(2)	22,927	13,954
TI Fluid Systems PLC	11,873	29,083
TP ICAP Group PLC	7,865	26,294
Travis Perkins PLC	3,829	37,062
TUI AG(2)	9,222	73,465

Unilever PLC, ADR	8,402	502,776
United Utilities Group PLC	8,342	118,884
Vanquis Banking Group PLC	9,732	5,668
Vertu Motors PLC	9,677	7,402
Vesuvius PLC	5,462	28,967
Vistry Group PLC(2)	5,139	42,934
Vodafone Group PLC, ADR	25,684	230,385
Watkin Jones PLC(2)	1,419	392
Weir Group PLC	4,305	121,800
WH Smith PLC	1,625	25,448
Whitbread PLC	2,066	74,980
Wickes Group PLC	15,313	28,774
Wise PLC, Class A(2)	16,979	190,748
WPP PLC, ADR(1)	869	47,508
XP Power Ltd.(2)	636	10,523
Yellow Cake PLC(2)	5,335	36,973
YouGov PLC	1,144	6,418
Zigup PLC	8,830	42,623
		19,438,015
United States — 0.5%
Atlassian Corp., Class A(2)	568	149,713
Gen Digital, Inc.	2	62
Golar LNG Ltd.	3,038	119,606
Newmont Corp.	4,220	179,496
Primo Brands Corp., Class A	2,500	71,300
Quanex Building Products Corp. (London)	32	952
Smurfit WestRock PLC	4,081	224,537
Viemed Healthcare, Inc.(2)	1,354	11,739
		757,405
TOTAL COMMON STOCKS (Cost $120,246,889)		144,675,600
RIGHTS — 0.0%
Italy — 0.0%
doValue SpA(1)(2)	144	206
Spain — 0.0%
Viscofan SA(2)	652	1,000
Switzerland — 0.0%
Peach Property Group AG(1)(2)	94	379
United States — 0.0%
Resolute Forest Products, Inc.(2)	1,220	633
TOTAL RIGHTS (Cost $5,345)		2,218
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(2)	144	1
Italy — 0.0%
Fincantieri SpA(2)	3,546	978
Innovatec SpA(2)	18	4
		982
TOTAL WARRANTS (Cost $—)		983
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	190,139	190,138

State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,920,546	3,920,546
TOTAL SHORT-TERM INVESTMENTS (Cost $4,110,684)		4,110,684
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $124,362,918)		148,789,485
OTHER ASSETS AND LIABILITIES — (2.3)%		(3,410,807)
TOTAL NET ASSETS — 100.0%		$145,378,678

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.0%
Industrials	18.4%
Consumer Discretionary	13.2%
Health Care	9.0%
Information Technology	8.3%
Materials	6.6%
Consumer Staples	5.7%
Communication Services	4.8%
Real Estate	2.4%
Utilities	1.9%
Energy	0.2%
Short-Term Investments	2.8%
Other Assets and Liabilities	(2.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,692,382. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,921,160, which includes securities collateral of $1,000,614.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Belgium	$306,205	$989,284	—
Denmark	1,940,170	2,018,905	—
Finland	69,027	1,413,777	—
France	1,264,398	10,864,346	—
Germany	1,044,616	9,471,036	—
Hong Kong	3,489	2,448,270	—
Ireland	21,446	668,444	—
Israel	449,450	1,111,994	—
Japan	3,518,638	27,289,301	—
Netherlands	2,450,527	3,029,194	—
Singapore	177,459	2,012,606	—
Spain	1,036,438	2,295,984	—
Sweden	349,397	4,120,800	—
Switzerland	2,041,026	9,476,230	—
United Kingdom	6,412,655	13,025,360	—
United States	505,595	251,810	—
Other Countries	—	32,597,723	—
Rights	633	1,585	—
Warrants	—	983	—
Short-Term Investments	4,110,684	—	—
	$25,701,853	$123,087,632	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.